As filed with the Securities and Exchange Commission on November 16, 2006

Securities Act Registration No. 333-137331

Investment Company Registration No.   811-21948

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒          Pre-Effective Amendment  No. 2

☐      Post-Effective Amendment  No.

and/or

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒           Amendment No. 2

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

(Exact Name of Registrant as Specified in Charter)

280 Park Avenue
New York, New York 10017
(Address of Principal Executive Offices)

(212) 832-3232
(Registrant’s Telephone Number, including Area Code)

Lawrence B. Stoller, Esq.
Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, New York 10017
(212) 832-3232
(Name and Address of Agent for Service)

With Copies to:

Stuart H. Coleman, Esq. Stroock & Stroock & Lavan LLP 180 Maiden Lane New York, New York 10038	Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019-6131

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), other than securities offered in connection with a dividend reinvestment plan, check the following box.   ☐

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT

Title of Securities Being Registered	Amount Being Registered*	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price		Amount of Registration Fee
Common Shares, $.001 par value	28,750,000 shares	$20.00	$575,000,000	*	$61,525.00	**

*              Estimated solely for the purpose of calculating the registration fee.

**           $107.00 of which has been previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Subject to Completion
Prospectus, dated November , 2006

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS

Shares

Cohen & Steers
Closed-End Opportunity Fund, Inc.

Common Shares
$20.00 per Share

Investment Objective. Cohen & Steers Closed-End Opportunity Fund, Inc. (the "Fund") is a newly organized, non-diversified, closed-end management investment company. Our investment objective is total return, consisting of high current income and potential capital appreciation.

(continued on following page)

Investing in Common Shares involves risks that are described in the "Principal Risks of the Fund" section beginning on page 25 of this prospectus.

	Per Share	Total(1)
Price to public	$20.00	$
Sales load (2)	$.60	$
Estimated offering expenses (3)	$.04	$
Proceeds, after expenses, to Fund	$19.36	$

(1)  The Fund has granted the underwriters an option to purchase up to additional Common Shares at the public offering price less the sales load within 45 days of the date of this prospectus, solely to cover overallotments, if any. If such option is exercised in full, the total Price to public, Sales load, Estimated offering expenses and Proceeds, after expenses, to Fund will be $ , $ , $ and $ , respectively. See "Underwriting."

(2)  The Fund has agreed to pay the underwriters $.00667 per Common Share as a partial reimbursement of expenses incurred in connection with the offering. The Investment Manager (not the Fund) has agreed to pay additional compensation to Merrill Lynch, Pierce, Fenner & Smith Incorporated. See "Underwriting."

(3)  The Investment Manager has agreed to pay all organizational expenses and offering costs of the Fund (other than the sales load, but including the $.00667 per Common Share partial reimbursement of expenses to the underwriters) that exceed $.04 per Common Share. The estimated offering expenses to be incurred by the Fund are $ .

Neither the Securities and Exchange Commission nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Common Shares will be ready for delivery on or about November , 2006.

Merrill Lynch & Co.

BB&T Capital Markets	Robert W. Baird & Co.	Banc of America Securities LLC

H&R Block Financial Advisors, Inc.	Crowell, Weedon & Co.	Deutsche Bank Securities

Ferris, Baker Watts Incorporated	J.J.B. Hilliard, W.L. Lyons, Inc.	KeyBanc Capital Markets

Ladenburg Thalmann & Co. Inc.	RBC Capital Markets	Stifel Nicolaus

Wedbush Morgan Securities Inc.		Wells Fargo Securities

The date of this prospectus is November , 2006.

(continued from previous page)

Portfolio Contents. The Fund seeks to achieve its objective by investing in the common stock of closed-end management investment companies ("Portfolio Funds") selected by Cohen & Steers Capital Management, Inc., the Fund's investment manager (the "Investment Manager"), that invest significantly in equity or income-producing securities. Portfolio Funds generally focus on equity or income-producing securities, sectors or strategies, such as dividend strategies, covered call option strategies, total return strategies, balanced strategies, general equities (including both dividend and non-dividend paying equities), limited duration strategies, convertible securities, preferred securities, high yield securities and real estate, energy, utility and other equity or income-oriented strategies. There can be no assurance that the Fund will achieve its investment objective. See "Investment Objective and Policies" and "Principal Risks of the Fund."

No Prior History. Because the Fund is newly organized, its Common Shares have no history of public trading. The shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering.

Open-End Fund Conversion. The Common Shares have been approved for listing on the New York Stock Exchange, subject to notice of issuance, under the symbol "FOF." The Fund's Articles of Incorporation provide that (beginning five years from the date of this prospectus) if the Fund's Common Shares close on the New York Stock Exchange at an average price over a period of 75 consecutive trading days that is a 7.5% or greater discount from the average net asset value of the Fund's Common Shares during such period, the Fund will convene a stockholders meeting for the purpose of voting on a proposal that the Fund to convert to an open-end fund by amendment of the Fund's Articles of Incorporation.

This prospectus concisely sets forth information about the Fund you should know before investing. You should read the prospectus carefully before deciding whether to invest and retain it for future reference. A Statement of Additional Information, dated November , 2006 (the "SAI"), as supplemented from time to time, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this prospectus. You can review the table of contents of the SAI on page 47 of this prospectus. You may request a free copy of the SAI by calling (800) 437-9912. You also may call to request the Fund's annual and semi-annual reports (when available) or other information about the Fund and to make stockholder inquiries. You may also obtain the SAI and other information regarding the Fund on the Securities and Exchange Commission website (http://www.sec.gov). The Fund makes available the SAI and the Fund's annual and semi-annual reports (when available), free of charge, at http://www.cohenandsteers.com.

You should rely only on the information contained or incorporated by reference in this prospectus. We have not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. We are not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information in this prospectus is accurate only as of the date of this prospectus. Our business, financial condition and prospects may have changed since that date.

PROSPECTUS SUMMARY

This is only a summary. This summary may not contain all of the information that you should consider before investing in our Common Shares. You should review the more detailed information contained in this prospectus and in the Statement of Additional Information (the "SAI"), especially the information set forth under the heading "Principal Risks of the Fund."

The Fund    Cohen & Steers Closed-End Opportunity Fund, Inc. is a newly organized, non-diversified, closed-end management investment company (known as a "closed-end fund"). Throughout this prospectus, we refer to Cohen & Steers Closed-End Opportunity Fund, Inc. simply as the "Fund" or as "we," "us" or "our." See "The Fund."

The Offering    We are offering shares of common stock ("Common Shares") through a group of underwriters led by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). You must purchase at least 100 Common Shares ($2,000). The underwriters have been granted an option to purchase up to additional Common Shares solely to cover overallotments, if any. The initial public offering price is $20.00 per Common Share. See "Underwriting." Cohen & Steers Capital Management, Inc. (the "Investment Manager") will be responsible for all organizational expenses and offering costs (other than the sales load, but including the $.00667 per Common Share partial reimbursement of expenses to the underwriters) that exceed $.04 per share of the Fund's Common Shares.

Investment Objective and Policies    Our investment objective is total return, consisting of high current income and potential capital appreciation. Our investment objective and certain investment policies are considered fundamental and may not be changed without stockholder approval. See "Investment Objective and Policies."

The Fund seeks to achieve its objective by investing in the common stock of closed-end management investment companies ("Portfolio Funds") selected by the Investment Manager that invest significantly in equity or income-producing securities. Portfolio Funds generally focus on equity or income-producing securities, sectors or strategies, such as dividend strategies, covered call option strategies, total return strategies, balanced strategies, general equities (including both dividend and non-dividend paying equities), limited duration strategies, convertible securities, preferred securities, high yield securities and real estate, energy, utility and other equity or income-oriented strategies. Shares of Portfolio Funds in which the Fund invests will be traded on a national securities exchange.

Dividend strategies typically focus on investments in dividend-paying equity securities or equity-related securities, such as common stock, preferred securities, convertible securities and/or warrants. A covered call option strategy is designed to produce income from premiums received from writing (selling) call options on single securities and/or indices and to offset a portion of a market decline in the underlying securities. Total return strategies typically pursue both income and capital appreciation, and may invest in a wide variety of equity and fixed income securities and other instruments that vary from fund to fund. A balanced strategy typically invests at least 25% of its assets in fixed income senior securities and at least 25% of its assets in equities. Limited duration strategies typically focus on fixed income securities of intermediate duration (a measure of the price volatility of a debt instrument as a result of changes in market interest rates, based on the weighted average timing of the instrument's expected principal and interest payments), and may include high yield securities, senior loans and mortgage-related securities. Securities and other investments in which Portfolio Funds pursuing these strategies are expected to focus their investments, along with equity, convertible, preferred and high yield securities and the real estate, energy and utilities sectors, are described with their accompanying risks, under "Principal Risks of the Fund—Portfolio Fund Investment Risk."

It is the Fund's current intention to initially allocate substantially all of the Fund's net assets to common stocks issued by Portfolio Funds. Thereafter, the Fund's portfolio allocations will vary from time to time, consistent with the Fund's investment objective and policies. At any time, under normal circumstances, at least 80% of the Fund's net assets will be invested in common stock issued by Portfolio Funds. The Fund is not required to invest in Portfolio Funds focusing on U.S. or foreign securities, or equity or fixed income securities, in any specific proportion, and allocation of the Fund's portfolio between Portfolio Funds focusing on U.S. and foreign securities, and between equity and fixed income securities, will vary over time, perhaps significantly. The Fund also has the ability to invest directly in income-producing securities and instruments relating to closed-end funds, as well as to enter into certain Strategic Transactions (as defined below). See "Investment Objective and Policies—Investment Strategies—Direct Investments in Income-Producing Securities and Instruments Relating to Closed-End Funds" and "—Strategic Transactions."

There can be no assurance that the Fund will achieve its investment objective. See "Investment Objective and Policies" and "Principal Risks of the Fund."

Investment Strategies

The combination of the Investment Manager's quantitative approach and research-driven process for selecting closed-end funds is intended to produce a portfolio focused on total return that is allocated across multiple sectors, strategies and managers. In selecting Portfolio Funds, the Investment Manager seeks to identify closed-end funds that meet one or more of the following characteristics:

•  strong fundamentals, including ability to meet current and projected future dividend payments out of current income or a combination of current income and realized and unrealized gains, and leverage/risk management, as the Investment Manager believes that a conservative approach to leverage has the potential to help mitigate the effects of changes in interest rates;

•  relatively high current income;

•  share prices at a discount to net asset value;

•  undervalued funds where recent total return on market price trails recent total return on net asset value;

•  well-regarded asset managers with strong track records managing the asset class(es) in which a Portfolio Fund invests;

•  diversification of sectors and asset classes among the Portfolio Funds;

•  market capitalization generally greater than $200 million; and

•  average daily trading volumes generally greater than $750,000 per day.

There is no requirement that any Portfolio Fund in the Fund's portfolio satisfy all the criteria set forth above, and the Investment Manager will use its discretion in selecting a portfolio of Portfolio Funds that the Investment Manager believes will help the Fund achieve its investment objective.

In addition to the criteria set forth above, the Investment Manager also may invest opportunistically in one or more Portfolio Funds when the Investment Manager believes a Portfolio Fund's shares are not appropriately priced relative to other comparable funds or the Portfolio Fund's share price does not properly reflect the impact of a corporate event or conditions in the overall securities markets that the Investment Manager believes will have a positive influence on the Portfolio Fund's share price.

The Fund will be limited by provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), that limit the amount the Fund can invest in any one Portfolio Fund to 3% of the Portfolio Fund's total outstanding stock. As a result, the Fund may hold a smaller position in a Portfolio Fund than if it were not subject to this restriction. To comply with provisions of the 1940 Act, on any matter upon which Portfolio Fund stockholders are solicited to vote the Investment Manager will vote Portfolio Fund shares in the same general proportion as shares held by other stockholders of the Portfolio Fund. The Fund will not invest in any closed-end funds managed by the Investment Manager.

Although it will not make direct investments in open-end management investment companies ("open-end funds"), the Fund may own stock of an open-end fund as a result of a Portfolio Fund's conversion from a closed-end fund. The Fund will not own such an open-end fund as a strategic investment over the long-term, and the Investment Manager will generally redeem its investment in the open-end fund within a time period deemed reasonable by the Investment Manager taking into account the circumstances surrounding that fund.

The Fund may, but is not required to, use various strategic transactions to mitigate risks and to facilitate portfolio management. Although the Investment Manager would seek to use these practices to further the Fund's investment objective, no assurance can be given that these practices will achieve this result. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, equity, fixed income and interest rate indices, and other financial instruments; purchase and sell financial futures contracts and options thereon; and enter into various interest rate transactions such as swaps, caps, floors or collars and credit transactions and credit default swaps. The Fund also may purchase derivative instruments that combine features of these instruments. Collectively, all of the above are referred to as "Strategic Transactions." The Fund would generally seek to use Strategic Transactions as a portfolio management or hedging technique. Strategic Transactions have risks, including imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. The use of Strategic Transactions may result in losses greater than if they had not been used. See "Investment Objective and Policies—Investment Strategies—Strategic Transactions."

The Fund may buy and sell shares of Portfolio Funds to take advantage of potential short-term trading opportunities, but short-term trading will not be used as the primary means of achieving the Fund's investment objective. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, there are no limits on portfolio turnover, and Portfolio Fund shares may be sold without regard to length of time held when, in the opinion of the Investment Manager, investment considerations warrant such action.

There can be no assurance that the Fund's investment objective will be achieved. See "Investment Objective and Policies."

Principal Risks of the Fund    We are a non-diversified, closed-end fund designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that we will achieve our investment objective.

As a newly organized entity, we have no operating history. See "The Fund." An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest.

Risks of investing in the Fund include risks associated with (1) investments in closed-end funds generally, including both your investment in Common Shares and the Fund's investment in Portfolio Fund shares; (2) the risks of the Portfolio Funds' investments; and (3) any direct investments in income-producing securities and derivative, structured and other instruments related to closed-end funds (including Strategic Transactions), which are the same risks as described below for Portfolio Fund investments in such securities and instruments. Since the Fund pursues its investment objective by investing in Portfolio Funds, it is subject to particular risks associated with investing in other closed-end funds that are separate from risks associated with the investments held by the Portfolio Funds.

Both the Fund, and the Portfolio Funds, have management fees. In addition, although the Investment Manager bears most of the Fund's other operating expenses, the Portfolio Funds typically incur operating expenses that are borne by their investors, including the Fund. As a result, Fund investors will bear not only the Fund's management fees and any operating expenses not paid by the Investment Manager, but also the fees and expenses of the Portfolio Funds attributable to the Fund's investments. Investors would bear less expenses if they invested directly in the Portfolio Funds.

Risks of Investing in Closed-End Funds

Market Risk. Common stock prices, including the prices of the Common Shares and shares of Portfolio Fund stock, are sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock. Common stock prices, like other investments, may move up or down, sometimes rapidly and unpredictably. In addition, market prices of the Common Shares and Portfolio Fund shares may be affected by investors' perceptions regarding closed-end funds generally or, in the case of Portfolio Funds, their underlying investments. At any point in time, your Common Shares may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Risk of Market Price Discount from Net Asset Value. Shares of closed-end funds, such as the Fund and the Portfolio Funds, frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that net asset value could decrease as a result of investment activities. Whether investors will realize gains or losses upon the sale of shares will depend not upon the Fund's or Portfolio Funds' net asset values, but entirely upon whether the market price of the shares at the time of sale is above or below an investor's purchase price for the shares.

The risk of market price discount may be greater for Fund investors expecting to sell their Common Shares in a relatively short period following completion of this offering. The Common Shares' net asset value will be reduced immediately following the offering by the sales load and the amount of organizational and offering expenses paid by the Fund. Because the market price of the shares will be determined by factors such as relative supply of and demand for shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, we cannot predict whether the Common Shares will trade at, above or below net asset value, or at, below or above the initial offering price. See "Principal Risks of the Fund—Risks of Investing in Closed-End Funds—Risk of Market Price Discount from Net Asset Value."

Manager Risk. The success of the Fund's strategy is subject to the ability of the Investment Manager to achieve the Fund's investment objective. Similarly, the Fund's investments in Portfolio Funds is subject to the ability of the Portfolio Funds' managers to achieve the Portfolio Fund's investment objectives.

Dividend Risk. Common Shares, as well as shares issued by the Portfolio Funds, do not assure dividend payments. Dividends are paid only when declared by the Board of Directors of the Fund or the board of directors of the Portfolio Funds, as the case may be, and the level of dividends may vary over time. If a Portfolio Fund reduces or eliminates the level of its regular dividends, this may reduce the level of dividends paid by the Fund, and may cause the market prices of the Portfolio Fund's shares and the Common Shares to fall.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and shares of Portfolio Funds and distributions can decline.

Non-Diversification Risk. The Fund is, and certain Portfolio Funds may be, classified as "non-diversified" under the 1940 Act. A non-diversified fund has the ability to invest more of its assets in securities of a single issuer than if it were classified as a "diversified" fund, which may increase volatility. If the Fund's investment in a Portfolio Fund, or a Portfolio Fund's investment in an issuer, represents a relatively significant percentage of the Fund's or Portfolio Fund's portfolio, as applicable, the value of the portfolio will be more impacted by a loss on that investment than if the portfolio were more diversified.

Risk of Anti-Takeover Provisions. Certain provisions of our Articles of Incorporation and By-Laws could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to modify our structure. The provisions may have the effect of depriving you of an opportunity to sell your shares at a premium over prevailing market prices and may have the effect of inhibiting conversion of the Fund to an open-end fund. Portfolio Funds also may have similar provisions in their organizational documents, which would have a similar effect on the Fund's investments. See "Principal Risks of the Fund — Risks of Investing in Closed-End Funds — Risk of Anti-Takeover Provisions."

Dilution Risk. Strategies may be employed by a Portfolio Fund that, under certain circumstances, have the effect of reducing its share price and the Fund's proportionate interest. These include rights offerings in which the Fund does not subscribe. However, the Fund would not subscribe only when the Investment Manager believes participation is not consistent with pursuing the Fund's investment objective.

Portfolio Turnover Risk. The Fund may engage in portfolio trading when considered appropriate. There are no limits on the rate of portfolio turnover. Portfolio Funds also may not be limited in their portfolio trading activity. Higher turnover rates result in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund, directly or through its investment in Portfolio Funds. Higher turnover rates also may be more likely to generate capital gains that must be distributed to Common Shareholders, either as a result of the Fund's receipt of capital gains from Portfolio Fund transactions or from the Fund's trading in Portfolio Funds or other investments.

Market Disruption Risk. The aftermath of the war in Iraq and the continuing occupation of Iraq, instability in the Middle East and terrorist attacks in the United States and around the world have resulted in recent market volatility and may have long-term effects on worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund does not know how long the securities markets will be affected by these events and cannot predict the effects these or similar events in the future may have on securities markets.

Portfolio Fund Investment Risk

The following outlines the key risks of strategies pursued by the types of Portfolio Funds in which the Fund expects to invest.

Interest Rate Risk. Interest rate risk is the risk that the value of fixed income securities will fall if interest rates increase. These securities typically fall in value when interest rates rise and rise in value when interest rates fall. Fixed income securities with longer periods before maturity are often more sensitive to interest rate changes. If a Portfolio Fund is leveraged (i.e., borrows for investment purposes) it may be expected to have greater interest rate sensitivity.

Credit Risk; High Yield Securities. Credit risk is the risk that a borrower is unable to meet its obligation to pay principal or interest on a fixed income security. To the extent that a Portfolio Fund invests in companies with lower-than-average credit quality, the Portfolio Fund can be expected to experience a higher rate of defaults within its portfolio than if it invested in higher quality securities. Securities rated at the time of purchase BB or Ba and below by credit rating agencies such as Standard & Poor's Ratings Service ("S&P"), or Moody's Investors Service ("Moody's") (or the unrated equivalent as determined by the Investment Manager) are considered "high yield" securities, sometimes known as "junk" bonds. High yield, lower quality securities are considered speculative and, compared to certain lower yielding, higher quality securities, tend to have more volatile prices and increased price sensitivity to changing interest rates and to adverse economic and business developments, greater risk of loss due to default or declining credit quality, greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiments leading to depressed prices and decrease in liquidity.

See "Principal Risks of the Fund—Portfolio Fund Investment Risk—Credit Risk; High Yield Securities."

Leverage Risk. The Portfolio Funds may employ the use of leverage in their portfolios through the issuance of preferred stock, borrowing from banks or other methods. While this leverage often serves to increase yield, it also subjects a Portfolio Fund to increased risks. These risks may include the likelihood of increased volatility and the possibility that a Portfolio Fund's common stock income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises. The use of leverage is premised upon the expectation that the cost of leverage will be lower than the return on the investments made with the proceeds. However, if the income or capital appreciation from the securities purchased with such proceeds is not sufficient to cover the cost of leverage or if the Portfolio Fund incurs capital losses, the return to common stockholders, such as the Fund, will be less than if leverage had not been used. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Senior Loans Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans are typically senior and secured, whereas junk bonds are often subordinated and unsecured. Investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce a Portfolio Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower's obligations in the event of the nonpayment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which certain Portfolio Funds may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. See "Principal Risks of the Fund—Portfolio Fund Investment Risk—Senior Loans Risk."

Convertible Securities Risk. Convertible securities are bonds, debentures, notes, preferred securities or other securities that may be converted or exchanged (by the holder or the issuer) into shares of the underlying common stock (or cash or securities of equivalent value), either at a stated price or stated rate. Convertible securities have characteristics similar to both fixed income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically are considered to be lower quality than similar non-convertible securities. See "Principal Risks of the Fund—Portfolio Fund Investment Risk—Convertible Securities Risk."

Preferred Securities Risk. Traditional preferred securities pay fixed or adjustable rate dividends to investors. In order to be payable, distributions must be declared by the issuer's board of directors and there is no assurance that dividends or distributions on the preferred securities in which a Portfolio Fund may invest will be declared or otherwise made payable. Preferred securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Hybrid-preferred securities are generally in the form of interest-bearing notes with preferred securities characteristics, or are issued by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Hybrid-preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Hybrid-preferred securities have many of the key characteristics of equity securities due to their subordinated position in an issuer's capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows. See "Principal Risks of the Fund—Portfolio Fund Investment Risk—Preferred Securities Risk."

Mortgage-Related and Asset-Backed Securities Risk. The risks associated with mortgage-related securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment risk, which can lead to significant fluctuations in value of the mortgage-related security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Asset-backed securities involve certain risks in addition to those presented by mortgage-related securities: (1) primarily, these securities do not have the benefit of the same security interest in the underlying collateral as mortgage-related securities and are more dependent on the borrower's ability to pay; (2) credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due; and (3) most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. See "Principal Risks of the Fund—Portfolio Fund Investment Risk—Mortgage-Related and Asset-Backed Securities Risk."

Master Limited Partnerships Risk. Certain Portfolio Funds may invest in master limited partnerships ("MLPs"). An MLP generally has two classes of partners, the general partner and the limited partners. The general partner normally controls the MLP through an equity interest plus units that are subordinated to the common (publicly traded) units for an initial period and then only converting to common units if certain financial tests are met. Unlike stockholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the partnership assets, removal of the general partner or material amendments to the partnership agreement. MLP common units trade on a national securities exchange or over-the-counter. MLP common units and other equity securities can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the MLPs business sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Similar to other equity securities, prices of common units of individual MLPs can also be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. See "Principal Risks of the Fund—Portfolio Fund Investment Risk—Master Limited Partnerships Risk."

Call Risk. Call risk is the risk that the issuer of a bond exercises rights it may have to redeem (or "call") the bond, in whole or in part, prior to the stated maturity date. Bonds may be subject to greater call risk when interest rates are declining. In a declining interest rate environment, Portfolio Funds will likely receive a lower interest rate upon the reinvestment of proceeds.

Equity Securities Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company's risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

Dividend Risk. Dividend payment risk is the risk that an issuer of a security is unwilling or unable to pay income on a security. Common stocks do not assure dividend payments. Common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Dividends are paid only when declared by an issuer's board of directors, and the amount of any dividend may vary over time.

Sector Concentration Risk. Some Portfolio Funds invest substantially, or even exclusively, in one sector or industry group and therefore carry risk of the particular sector or industry group. To the extent a Portfolio Fund focuses its investments in a specific sector, such as real estate, energy or utilities, the Portfolio Fund will be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk.

•  Real Estate. Real property investments, including investments in real estate investment trusts ("REITs"), are subject to varying degrees of risk. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of real estate company shares also may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company's operations and market value in periods of rising interest rates, as well as risks normally associated with debt financing. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values also may be adversely affected by such factors as applicable laws, interest rate levels and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected. In addition, real property may be subject to the quality of credit extended to and defaults by borrowers and tenants.

•  Energy. The energy industry can be significantly affected by the supply of and demand for specific products and services, the supply and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. The natural resources industry can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations. Other risks inherent in investing in the energy and natural resources industry include those associated with the volatility of commodity prices; a decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution; or a decline in demand for such commodities.

•  Utilities. Issuers in the utility industry are subject to a variety of factors that may adversely affect their business or operations,

including: high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates charged to customers; costs associated with compliance with and changes in environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with and potential losses resulting from a developing deregulatory environment; and costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies.

See "Principal Risks of the Fund—Portfolio Fund Investment Risk—Sector Concentration Risk."

This description of risks associated with certain sectors does not include all sectors in which Portfolio Funds may invest or focus, and there is no assurance that any Portfolio Fund will invest or focus in these sectors.

Covered Call Writing Risk. The Fund may invest in Portfolio Funds that engage in a strategy known as "covered call option writing," which is designed to produce income from option premiums and offset a portion of a market decline in the underlying security. The writer (seller) of a covered call option forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Foreign Issuer Risk. Some of the securities held by certain of the Portfolio Funds may be issued by foreign issuers. This subjects the Fund to more risks than if it only invested in Portfolio Funds which invest solely in securities of domestic issuers. Risks of foreign issuers include restrictions on foreign investment and inadequate financial information. Foreign securities may also be affected by market and political factors specific to the issuer's country as well as fluctuations in foreign currency exchange rates. The value of non-U.S. dollar denominated securities will decline if the foreign currencies weaken. Risks associated with investing in foreign securities may be more pronounced in emerging markets where the securities markets are substantially smaller, less developed, less liquid, less regulated, and more volatile than the securities markets of the United States and developed foreign markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. See "Principal Risks of the Fund—Portfolio Fund Investment Risk—Foreign Issuer Risk."

REITs Risk. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly, and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. See "Principal Risks of Investing in the Fund—Portfolio Fund Investment Risk—REITs Risk" and "Principal Risks of the Fund—Portfolio Fund Investment Risk—Sector Concentration Risk—Real Estate."

Municipal Bond Risk. Municipal bonds are debt obligations issued by states or by political subdivisions or authorities of states. Municipal bonds are typically designated as general obligation bonds, which are general obligations of a governmental entity that are backed by the taxing power of such entity, or revenue bonds, which are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. Municipal bonds are long-term fixed rate debt obligations that generally decline in value with increases in interest rates, when an issuer's financial condition worsens or when the rating on a bond is decreased. Many municipal bonds may be called or redeemed prior to their stated maturity. Lower-quality revenue bonds and other credit-sensitive municipal securities carry higher risks of default than general obligation bonds. See "Principal Risks of the Fund—Portfolio Fund Investment Risk—Municipal Bond Risk."

Derivatives and Structured Instruments Risk. Certain Portfolio Funds may invest in, or enter into, derivatives such as forward contacts, options, futures contracts, options on futures contracts and swap agreements. Derivatives may be purchased on established exchanges or through privately negotiated transactions. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio Fund's performance. The market for many derivatives is, or suddenly can become, illiquid. Successful use of derivatives also is subject to the ability of the Portfolio Fund's manager to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the derivatives. Structured notes and other related instruments carry risks similar to those of more traditional derivatives such as futures, forward and option contracts. Structured instruments may entail a greater degree of market risk and volatility than other types of debt obligations. See "Principal Risks of the Fund—Portfolio Fund Investment Risk—Derivatives and Structured Investments Risk."

Liquidity Risk. Liquidity risk is the risk that the value of a security will fall if trading in the security is limited or absent. No one can guarantee that a liquid trading market will exist for any security. Portfolio Funds may invest in restricted securities and other investments that may be illiquid. Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may be unregistered or may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments involve the risk that the securities will not be able to be sold at the time desired by a Portfolio Fund or at prices approximating the value at which the Portfolio Fund is carrying the securities on its books.

There is limited trading in the shares of closed-end funds that occurs on a regular basis. This may make it more difficult to purchase or sell a large number of Portfolio Fund shares at any one time.

Investment Manager    Cohen & Steers Capital Management, Inc. is the investment manager of the Fund pursuant to an Investment Management Agreement. The Investment Manager was formed in 1986, and as of September 30, 2006 had $25.5 billion in assets under management. Its clients include pension plans, endowment funds and registered investment companies, including the open-end and closed-end Cohen & Steers funds (the "Cohen & Steers Funds") (nine closed-end investment companies with $10.7 billion in managed assets as of September 30, 2006). The Cohen & Steers Funds invest in U.S. and non-U.S. real estate investment trusts and other real estate securities, utility securities, preferred and other fixed income securities and dividend paying large-cap value securities. The Investment Manager currently serves as a portfolio consultant to Van Kampen Investments with respect to unit investment trusts investing in portfolios of closed-end funds with assets of approximately $660 million as of September 30, 2006. Unlike the Fund, unit investment trust portfolio holdings are generally fixed at the time the trust is created and do not vary thereafter. The Investment Manager is a wholly owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol "CNS." The Investment Manager pays all the expenses of the Fund and has contractually agreed to reimburse the Fund so that its total annual Fund operating expenses do not exceed .95% of the Fund's average daily net assets, excluding the fees and expenses of the Fund's directors not affiliated with the Investment Manager and legal counsel or consultants retained by such directors, taxes, interest charges, brokerage fees and commissions, trade organization membership dues, registration fees and, upon approval of the Fund's Board of Directors, extraordinary expenses (such as litigation expenses). This commitment will remain in place for the life of the Fund. The Investment Manager also will have responsibility for providing administrative services for the Fund and assisting the Fund with operational needs. In accordance with the terms of the Investment Management Agreement, the Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank") to perform certain administrative functions subject to the supervision of the Investment Manager (the "Sub-Administration Agreement"). See "Management of the Fund—Administrative Services."

Fees    The Fund will pay the Investment Manager a monthly fee computed daily at the annual rate of .95% of the Fund's average daily net assets. See "Management of the Fund—Investment Management Agreement."

Listing and Symbol    The Common Shares have been approved for listing on the New York Stock Exchange, subject to notice of issuance, under the symbol "FOF."

Open-End Fund Conversion    The Fund's Articles of Incorporation provide that (beginning after five years from the date of this prospectus) if the Common Shares close on the New York Stock Exchange at an average price over a period of 75 consecutive trading days that is a 7.5% or greater discount from the average net asset value of the Common Shares (the "Conversion Vote Trigger") during such period, the Fund will convene a stockholders meeting (the "Special Meeting") for the purpose of voting on a proposal that the Fund convert to an open-end fund by amendment of the Fund's Articles of Incorporation (the "Open-End Proposal"). During any such 75-day period the Fund could engage in open market purchases of Common Shares or any other strategy designed to decrease temporarily the discount from net asset value. If at the Special Meeting the Open-End Proposal is approved by a majority of votes entitled to be cast (a "Majority Stockholder Vote"), the Fund will convert from a closed-end fund to an open-end fund.

Dividends and Distributions    Subject to the determination of the Board of Directors to implement a Managed Dividend Policy (as defined below), commencing with the Fund's first dividend, the Fund intends to make regular monthly cash distributions to Common Shareholders at a level rate based on the projected performance of the Fund, which rate is a fixed dollar amount which may be adjusted from time to time (a "Level Rate Distribution Policy"). In addition, at least annually, the Fund intends to distribute all of its net realized capital gains. The Fund expects to declare the initial monthly dividend on the Common Shares within approximately 45 days, and paid approximately 60 to 75 days, from the completion of this offering depending on market conditions. At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return capital, in addition to current net investment income. In December 2004, the Investment Manager, on behalf of itself and all of the then existing funds managed by the Investment Manager, filed an exemptive application with the Securities and Exchange Commission seeking an order under the 1940 Act facilitating the implementation of a dividend policy that may include multiple long-term capital gains distributions ("Managed Dividend Policy"). The staff of the Securities and Exchange Commission had suspended the processing of exemptive applications requesting this type of exemptive relief referenced above, pending review by the staff of the results of an industry-wide Securities and Exchange Commission inspection focusing on the dividend practices of closed-end investment companies. Although the staff has recently indicated that it will now consider amended applications subject to certain conditions, there is no assurance that exemptive relief will ultimately be granted. As a result, the Fund may not be in a position to include long-term capital gains in Fund distributions more frequently than is permitted under the 1940 Act, thus leaving the Fund with the possibility of variability in distributions (and their tax attributes). If the Investment Manager, on behalf of itself and other parties, receives the requested relief, the Fund may, subject to the determination of its Board of Directors, implement a Managed Dividend Policy. Under a Managed Dividend Policy, if, for any distribution, net investment income and net realized capital gains were less than the amount of the distribution, the differences would be distributed from the Fund's assets and would constitute a return of capital. See "Dividends and Distributions."

Dividend Reinvestment Plan    The Fund has a dividend reinvestment plan (the "Plan") commonly referred to as an "opt-out" plan. Each Common Shareholder who participates in the Plan will have all distributions of dividends and capital gains automatically reinvested in additional Common Shares. Shareholders who elect not to participate in the Plan will receive all distributions in cash. Shareholders whose Common Shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. See "Dividends and Distributions — Dividend Reinvestment Plan" and "Taxation."

Custodian, Transfer Agent, Dividend Disbursing Agent and Registrar    State Street Bank will act as custodian, and The Bank of New York will act as transfer agent, dividend disbursing agent and registrar for the Fund. See "Custodian, Transfer Agent, Dividend Disbursing Agent and Registrar."

SUMMARY OF FUND EXPENSES

The purpose of the following table is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The expenses shown in the table are based on estimated amounts for the Fund's first year of operations, unless otherwise indicated, and assume that the Fund issues 10,000,000 Common Shares. See "Management of the Fund." The expenses shown do not include the Fund's pro rata portion of the Portfolio Funds' management fees and operating expenses. Fund investors will bear not only the Fund's management fees and any operating expenses not paid by the Investment Manager, but also the fees and expenses of the Portfolio Funds attributable to the Fund's investments. Fees and expenses of Portfolio Funds in which the Investment Manager intends to invest are generally estimated to be in a range from .80% to 2.15% of a Portfolio Fund's average daily net asset value. This expense range was derived from publicly available reports of Portfolio Funds in which the Fund may invest. Actual fees and expense of the Portfolio Funds may be higher or lower than the estimated range, depending on the Portfolio Funds in which the Fund invests. Investors would bear less expenses if they invested directly in the Portfolio Funds.

Shareholder Transaction Expenses

Sales load paid by you (as a percentage of offering price)	3.00%
Expenses borne by the Fund (as a percentage of offering price)	.20	%(1)
Dividend reinvestment plan fees	None
	Percentage of Net Assets
Annual Expenses
Investment management fees	.95%
Other expenses	.04	%(2)
Total annual Fund operating expenses	.99%
Expense reimbursement	(.04	)%(2)
Net Expenses	.95%

(1)  The Investment Manager also has agreed to pay all organizational expenses and offering costs (other than the sales load) that exceed $.04 per Common Share (.20% of the offering price).

(2)  The Investment Manager pays all the expenses of the Fund and has contractually agreed to reimburse the Fund so that its total annual Fund operating expenses do not exceed .95% of the Fund's average daily net assets, excluding the fees and expenses of the directors not affiliated with the Investment Manager and legal counsel or consultants retained by such directors, taxes, interest charges, brokerage fees and commissions, trade organization membership dues, registration fees and, upon approval of the Fund's Board of Directors, extraordinary expenses (such as litigation expenses). This commitment will remain in place for the life of the Fund.

The following example illustrates the expenses (including the sales load of $30 and estimated offering expenses of this offering of $2) that you would pay on a $1,000 investment in Common Shares, assuming (1) total net annual expenses of .95% of net assets attributable to Common Shares and (2) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$41	$61	$83	$145

The above example should not be considered a representation of future expenses. Actual expenses may be higher or lower. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

THE FUND

Cohen & Steers Closed-End Opportunity Fund, Inc. is a newly organized, non-diversified, closed-end management investment company. We were organized as a Maryland corporation on September 14, 2006 and are registered as an investment company under the 1940 Act. As a newly organized entity, we have no operating history. Our principal office is located at 280 Park Avenue, New York, New York 10017, and our telephone number is (212) 832-3232.

USE OF PROCEEDS

We estimate the net proceeds of this offering, after deducting organization expenses and offering costs (other than the sales load) that do not exceed $.04 per Common Share, to be $ , or $ assuming exercise of the over-allotment option in full. The net proceeds will be invested in accordance with the policies set forth under "Investment Objective and Policies." A portion of the organization and offering expenses of the Fund has been advanced by the Investment Manager and will be repaid by the Fund upon closing of this offering. The Investment Manager will incur and be responsible for all of the Fund's organization expenses and offering costs (other than the sales load) that exceed $.04 per Common Share.

We estimate that the net proceeds of this offering will be fully invested in accordance with our investment objective and policies within three to six months of the initial public offering. Pending such investments, those proceeds may be invested in U.S. Government securities or high-quality, short-term money market instruments. See "Investment Objective and Policies."

INVESTMENT OBJECTIVE AND POLICIES

General

Our investment objective is total return, consisting of high current income and potential capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

The Fund seeks to achieve its objective by investing in the common stock of closed-end management investment companies (Portfolio Funds) selected by the Investment Manager that invest significantly in equity or income-producing securities. Portfolio Funds generally focus on equity or income-producing securities, sectors or strategies, such as dividend strategies, covered call option strategies, total return strategies, balanced strategies, general equities (including both dividend and non-dividend paying equities), limited duration strategies, convertible securities, preferred securities, high yield securities and real estate, energy, utility and equity or other income-oriented strategies. Shares of Portfolio Funds in which the Fund invests will be traded on a national securities exchange. Portfolio Funds will not be "hedge funds" (privately offered funds not registered under the 1940 Act) or "funds of hedge funds" (funds pursuing a strategy focused on investing in hedge funds).

Dividend strategies typically focus on investments in dividend-paying equity securities or equity-related securities, such as common stock, preferred securities, convertible securities and/or warrants. A covered call option strategy is designed to produce income from premiums received from writing (selling) call options on single securities and/or indices and to offset a portion of a market decline in the underlying securities. Total return strategies typically pursue both income and capital appreciation, and may invest in a wide variety of equity and fixed income securities and other instruments that vary from fund to fund. A balanced strategy typically invests at least 25% of its assets in fixed income senior securities and at least 25% of its assets in equities. Limited duration strategies typically focus on fixed income securities of intermediate duration (a measure of the price volatility of a debt instrument as a result of changes in market interest rates, based on the weighted average timing of the instrument's expected principal and interest payments), and may include high yield securities, senior loans and mortgage-related securities. Securities and other investments in which Portfolio Funds pursuing these strategies are expected to focus their investments, along with equity, convertible, preferred and high yield securities and the real estate, energy and utilities sectors, are described with their accompanying risks, under "Principal Risks of the Fund—Portfolio Fund Investment Risk."

It is the Fund's current intention to initially allocate substantially all of the Fund's net assets to common stocks issued by Portfolio Funds. Thereafter, the Fund's portfolio allocations will vary from time to time, consistent with the Fund's investment objective and policies. At any time, under normal circumstances, at least 80% of the Fund's net assets will be invested in common stocks issued by Portfolio Funds. The Fund is not required to invest in Portfolio Funds focusing on U.S. or foreign securities, or equity or fixed income securities, in any specific proportion, and allocation of the Fund's portfolio between Portfolio Funds focusing on U.S. and foreign securities, and between equity and fixed income securities, will vary over time, perhaps significantly. The Fund also has the ability to invest directly in income-producing securities and instruments relating to closed-end funds, as well as to enter into certain Strategic Transactions. See "Investment Objective and Policies—Investment Strategies—Direct Investments in Income-Producing Securities and Instruments Relating to Closed-End Funds" and "—Strategic Transactions."

Investment Strategies

The combination of the Investment Manager's quantitative approach and research-driven process for selecting closed-end funds is intended to produce a portfolio focused on total return that is allocated across multiple sectors, strategies and managers. In selecting Portfolio Funds, the Investment Manager seeks to identify closed-end funds that exhibit the following characteristics, among others:

•  strong fundamentals, including ability to meet current and projected future dividend payments out of current income or a combination of current income and realized and unrealized gains, and leverage/risk management, as the Investment Manager believes that a conservative approach to leverage has the potential to help mitigate the effects of changes in interest rates;

•  relatively high current income;

•  share prices at a discount to net asset value;

•  undervalued funds where recent total return on market price trails recent total return on net asset value;

•  well-regarded asset managers with strong track records managing the asset class(es) in which a Portfolio Fund invests;

•  diversification of sector and asset classes among the Portfolio Funds;

•  market capitalization generally greater than $200 million; and

•  average daily trading volumes generally greater than $750,000 per day.

There is no requirement that any Portfolio Fund in the Fund's portfolio satisfy all the criteria set forth above, and the Investment Manager will use its discretion in selecting a portfolio of Portfolio Funds that the Investment Manager believes will help the Fund achieve its investment objective.

In addition to the criteria set forth above, the Investment Manager also may invest opportunistically in one or more Portfolio Funds when the Investment Manager believes a Portfolio Fund's shares are not appropriately priced relative to other comparable funds or the Portfolio Fund's share price does not properly reflect the impact of a corporate event or conditions in the overall securities markets that the Investment Manager believes will have a positive influence on the Portfolio Fund's share price.

The Investment Manager believes that capital appreciation from equity and income focused Portfolio Funds could come from three potential sources:

•  a narrowing of closed-end fund share price discounts to net asset value, assuming no change in fund net asset value;

•  growth in closed-end fund share prices which mirrors growth in underlying portfolio net asset value, with no change in the discount to net asset value; and

•  increased dividend/distribution rates, which attract investors and cause rising closed-end fund share prices.

The Investment Manager believes that there is a compelling investment opportunity in the secondary market for closed-end funds, and believes that seven primary factors support this investment case, including:

•  rising demand for income;

•  growth in the number and types of closed-end fund new issues from 2001 to 2005;

•  wide variety of high income equity and fixed income strategies;

•  discounts to net asset value;

•  lack of research and institutional investment;

•  need for professional selection; and

•  structural advantages of closed-end funds.

Unlike an open-end fund, Portfolio Funds ordinarily do not continuously offer their shares and do not experience daily cash flows into and out of the fund's asset base from purchasing and redeeming stockholders. As a result, a Portfolio Fund's portfolio manager can manage its portfolio according to the Portfolio Fund's strategy and market conditions without also managing daily cash flows. Since Portfolio Funds will trade on an exchange at market prices different from the Portfolio Funds' net asset values, the Fund will have potential for returns if the market price for a Portfolio Fund's shares increases. This could happen whether or not the Portfolio Fund's net asset value (the value of its portfolio of investments) rises. However, an investment in a Portfolio Fund will lose value when the market price declines, regardless of whether its net asset value increases or decreases. See "Principal Risks of the Fund—Risks of Investing in Closed-End Funds—Risk of Market Price Discount From Net Asset Value."

The Fund will be limited by provisions of the 1940 Act that limit the amount the Fund can invest in any one Portfolio Fund to 3% of the Portfolio Fund's total outstanding stock. As a result, the Fund may hold a smaller position in a Portfolio Fund than if it were not subject to this restriction. To comply with provisions of the 1940 Act, on any matter upon which Portfolio Fund stockholders are solicited to vote the Investment Manager will vote Portfolio Fund shares in the same general proportion as shares held by other stockholders of the Portfolio Fund. The Fund will not invest in any closed-end funds managed by the Investment Manager.

Although it will not make direct investments in open-end funds, the Fund may own stock of an open-end fund as a result of a Portfolio Fund's conversion from a closed-end fund. The Fund will not own such an open-end fund as a strategic investment over the long-term, and the Investment Manager will generally redeem its investment in the open-end fund within a time period deemed reasonable by the Investment Manager taking into account the circumstances surrounding that fund.

Direct Investments in Income-Producing Securities and Instruments Relating to Closed-End Funds

The Fund has the ability to invest directly in the types of income-producing securities in which the Portfolio Funds may invest, such as dividend paying common stock; preferred, convertible and other fixed income securities; and REITs, to seek income as part of the Fund's total return objective. The Fund also may investment in derivative, structured or other instruments that provide exposure to, and the ability to hedge, closed-end fund investments if such instruments become available in the market. The Investment Manager may consider direct investments in such securities and instruments in light of market conditions, the availability of closed-end funds that the Investment Manager believes have attractive income or capital appreciation potential or otherwise, as consistent with the Fund's investment objective and policies.

Strategic Transactions

The Fund may, but is not required to, use various Strategic Transactions described below to mitigate risks and to facilitate portfolio management. Such Strategic Transactions are generally accepted under modern portfolio management and are regularly used by many closed-end funds and other institutional investors. Although the Investment Manager would seek to use these practices to further the Fund's investment objective, no assurance can be given that these practices will achieve this result.

The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, equity, fixed income and interest rate indices, and other financial instruments; purchase and sell financial futures contracts and options thereon; and enter into various interest rate transactions such as swaps, caps, floors or collars or credit transactions and credit default swaps. The Fund also may purchase derivative instruments that combine features of these instruments. The Fund would generally seek to use Strategic Transactions as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund's portfolio, protect the value of the Fund's portfolio, facilitate the sale of certain securities for investment purposes or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Strategic Transactions have risks, including imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use Strategic Transactions depends on the Investment Manager's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes. A more complete discussion of Strategic Transactions and their risks is contained in the Fund's SAI.

Portfolio Turnover

The Fund may buy and sell shares of Portfolio Funds to take advantage of potential short-term trading opportunities, but short-term trading will not be used as the primary means of achieving the Fund's investment objective. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, there are no limits on portfolio turnover, and Portfolio Fund shares may be sold without regard to length of time held when, in the opinion of the Investment Manager, investment considerations warrant such action.

Defensive Position

When the Investment Manager believes that market or general economic conditions justify a temporary defensive position, we may deviate from our investment objective and invest all or any portion of our assets in investment grade debt securities. When and to the extent we assume a temporary defensive position, we may not pursue or achieve our investment objective.

Fundamental Policies

The Fund has adopted certain investment limitations designed to limit investment risk that are fundamental and may not be changed without the approval of the holders of a "majority of the outstanding" (as defined below) Common Shares; the Fund may not: (1) issue senior securities (including borrowing money for other than temporary purposes) except in conformity with the limits set forth in the 1940 Act or pursuant to exemptive relief therefrom, or pledge, mortgage or hypothecate its assets other than to secure such issuances or borrowings or in connection with permitted investment strategies; (2) act as an underwriter of securities issued by other persons; (3) purchase or sell real estate or mortgages on real estate; (4) purchase or sell commodities or commodity futures contracts; (5) make loans to other persons except through the lending of securities held by it; or (6) invest more than 25% of its total assets in securities of issuers in any one industry. Further information about and exceptions to these limitations are contained in the SAI under "Investment Objective and Policies." The Fund's investment objective also may not be changed without the approval of the holders of a majority of the outstanding Common Shares. For these purposes, a "majority of the outstanding" shares means the lesser of (a) 67% of the Fund's outstanding voting securities present at a stockholder meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

Other Investments

The Fund's cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments. Money market instruments in which we may invest our cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements and commercial paper. See "Investment Objective and Policies" in the SAI.

PRINCIPAL RISKS OF THE FUND

We are a non-diversified, closed-end fund designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that we will achieve our investment objective.

As a newly organized entity, we have no operating history. See "The Fund." An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest.

Risks of investing in the Fund include risks associated with (1) investments in closed-end funds generally, including both your investment in Common Shares and the Fund's investment in Portfolio Fund shares; (2) the risks of the Portfolio Funds' investments; and (3) any direct investments in income-producing securities and derivative, structured and other instruments related to closed-end funds (including Strategic Transactions), which are the same risks as described below for Portfolio Fund investments in such securities and instruments. Since the Fund pursues its investment objective by investing in Portfolio Funds, it is subject to particular risks associated with investing in other closed-end funds that are separate from risks associated with the investments held by the Portfolio Funds.

Both the Fund, and the Portfolio Funds, have management fees. In addition, although the Investment Manager bears most of the Fund's other operating expenses, the Portfolio Funds typically incur operating expenses that are borne by their investors, including the Fund. As a result, Fund investors will bear not only the Fund's management fees and any operating expenses not paid by the Investment Manager, but also the fees and expenses of the Portfolio Funds attributable to the Fund's investments. Investors would bear less expenses if they invested directly in the Portfolio Funds.

Risks of Investing in Closed-End Funds

Market Risk

Common stock prices, including the prices of the Common Shares and shares of Portfolio Fund stock, are sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock. Common stock prices, like other investments, may move up or down, sometimes rapidly and unpredictably. In addition, market prices of the Common Shares and Portfolio Fund shares may be affected by investors' perceptions regarding closed-end funds generally or, in the case of Portfolio Funds, their underlying investments. At any point in time, your Common Shares may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Risk of Market Price Discount from Net Asset Value

Shares of closed-end funds, such as the Fund and the Portfolio Funds, frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that net asset value could decrease as a result of investment activities. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Whether investors will realize gains or losses upon the sale of shares will depend not upon the Fund's or Portfolio Funds' net asset values, but entirely upon whether the market price of the shares at the time of sale is above or below an investor's purchase price for the shares.

The risk of market price discount may be greater for Fund investors expecting to sell their Common Shares in a relatively short period following completion of this offering. The Common Shares' net asset value will be reduced immediately following the offering by the sales load and the amount of organizational and offering expenses paid by the Fund. Because the market price of the shares will be determined by factors such as relative supply of and demand for shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, we cannot predict whether the Common Shares will trade at, above or below net asset value, or at, below or above the initial offering price.

Manager Risk

The success of the Fund's strategy is subject to the ability of the Investment Manager to achieve the Fund's investment objective. Similarly, the Fund's investments in Portfolio Funds is subject to the ability of the Portfolio Funds' managers to achieve the Portfolio Fund's investment objectives.

Dividend Risk

Common Shares, as well as shares issued by the Portfolio Funds, do not assure dividend payments. Dividends are paid only when declared by the Board of Directors of the Fund or the boards of directors of the Portfolio Funds, as the case may be, and the level of dividends may vary over time. If a Portfolio Fund reduces or eliminates the level of its regular dividends, this may reduce the level of dividends paid by the Fund, and may cause the market prices of the Portfolio Fund's shares and the Common Shares to fall.

Inflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline.

Non-Diversification Risk

The Fund is, and certain Portfolio Funds may be, classified as "non-diversified" under the 1940 Act. A non-diversified fund has the ability to invest more of its assets in securities of a single issuer than if it were classified as a "diversified" fund, which may increase volatility. If the Fund's investment in a Portfolio Fund, or a Portfolio Fund's investment in an issuer, represents a relatively significant percentage of the Fund's or Portfolio Fund's portfolio, as applicable, the value of the portfolio will be more impacted by a loss on that investment than if the portfolio were more diversified.

Risk of Anti-Takeover Provisions

Certain provisions of our Articles of Incorporation and By-Laws could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to modify our structure. The provisions may have the effect of depriving you of an opportunity to sell your shares at a premium over prevailing market prices and may have the effect of inhibiting conversion of the Fund to an open-end fund. These include provisions for staggered terms of office for Directors and super-majority voting requirements for merger, consolidation, liquidation, termination and asset sale transactions, amendments to the Articles of Incorporation and conversion to open-end status. Portfolio Funds also may have similar provisions in their organizational documents, which would have a similar effect on the Fund's investments. See "Certain Provisions of the Articles of Incorporation and By-Laws."

Dilution Risk

Strategies may be employed by a Portfolio Fund that, under certain circumstances, have the effect of reducing its share price and the Fund's proportionate interest. These include rights offerings in which the Fund does not subscribe. However, the Fund would not subscribe only when the Investment Manager believes participation is not consistent with pursuing the Fund's investment objective.

Portfolio Turnover Risk

The Fund may engage in portfolio trading when considered appropriate. There are no limits on the rate of portfolio turnover. Portfolio Funds also may not be limited in their portfolio trading activity. Higher turnover rates result in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund, directly or through its investment in Portfolio Funds. Higher turnover rates also may be more likely to generate capital gains that must be distributed to Common Shareholders, either as a result of the Fund's receipt of capital gains from Portfolio Fund transactions or from the Fund's trading in Portfolio Funds or other investments.

Market Disruption Risk

The aftermath of the war in Iraq and the continuing occupation of Iraq, instability in the Middle East and terrorist attacks in the United States and around the world have resulted in recent market volatility and may have long-term effects on worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund does not know how long the securities markets will be affected by these events and cannot predict the effects these or similar events in the future may have on securities markets.

Portfolio Fund Investment Risk

The following outlines the key risks of strategies pursued by the types of Portfolio Funds in which the Fund expects to invest.

Interest Rate Risk

Interest rate risk is the risk that the value of fixed income securities will fall if interest rates increase. These securities typically fall in value when interest rates rise and rise in value when interest rates fall. Fixed income securities with longer periods before maturity are often more sensitive to interest rate changes. If a Portfolio Fund is leveraged (i.e., borrows for investment purposes) it may be expected to have greater interest rate sensitivity.

Credit Risk; High Yield Securities

Credit risk is the risk that a borrower is unable to meet its obligation to pay principal or interest on a fixed income security. To the extent that a Portfolio Fund invests in companies with lower-than-average credit quality, the Portfolio Fund can be expected to experience a higher rate of defaults within its portfolio than if it invested in higher quality securities. Securities rated at the time of purchase BB or Ba and below by credit rating agencies such as S&P or Moody's (or the unrated equivalent as determined by the Investment Manager) are considered "high yield" securities, sometimes known as "junk" bonds. High yield, lower quality securities are considered speculative and, compared to certain lower yielding, higher quality securities, tend to have more volatile prices and increased price sensitivity to changing interest rates and to adverse economic and business developments, greater risk of loss due to default or declining credit quality, greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiments leading to depressed prices and decrease in liquidity.

The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher quality securities because medium and lower quality securities generally are unsecured and subordinated to senior debt.

Default, or the market's perception that a high yield issuer is likely to default, could reduce the value and liquidity of the issuer's securities. In addition, default may cause a Portfolio Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Leverage Risk

The Portfolio Funds may employ the use of leverage in their portfolios through the issuance of preferred stock, borrowing from banks or other methods. While this leverage often serves to increase yield, it also subjects a Portfolio Fund to increased risks. These risks may include the likelihood of increased volatility and the possibility that a Portfolio Fund's common stock income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises. The use of leverage is premised upon the expectation that the cost of leverage will be lower than the return on the investments made with the proceeds. However, if the income or capital appreciation from the securities purchased with such proceeds is not sufficient to cover the cost of leverage or if the Portfolio Fund incurs capital losses, the return to common stockholders, such as the Fund, will be less than if leverage had not been used. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Senior Loans Risk

The risks associated with senior loans are similar to the risks of junk bonds, although senior loans are typically senior and secured, whereas junk bonds are often subordinated and unsecured. Investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce a Portfolio Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower's obligations in the event of the nonpayment of scheduled interest or principal, or that the collateral could be readily liquidated.

Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which certain Portfolio Funds may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of a Portfolio Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Senior loans typically have a stated term of between five and nine years, and have rates of interest which typically are redetermined either daily, monthly, quarterly, or semi-annually. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.

Convertible Securities Risk

Convertible securities are bonds, debentures, notes, preferred securities or other securities that may be converted or exchanged (by the holder or the issuer) into shares of the underlying common stock (or cash or securities of equivalent value), either at a stated price or stated rate. Convertible securities have characteristics similar to both fixed income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically are considered to be lower quality than similar non-convertible securities.

Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.

Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income, because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

Preferred Securities Risk

Traditional preferred securities pay fixed or adjustable rate dividends to investors, and have a "preference" over common stock in the payment of dividends and the liquidation of a company's assets. However, in order to be payable, distributions on preferred securities must be declared by the issuer's board of directors, and there is no assurance that dividends or distributions on the preferred securities in which a Portfolio Fund may invest will be declared or otherwise made payable. Preferred stockholders usually have no right to vote for corporate directors or on other matters. Because the claim on an issuer's earnings represented by preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities, and the Portfolio Fund may be unable to acquire securities paying comparable rates with the redemption proceeds. Preferred securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

Hybrid-preferred securities are generally in the form of interest-bearing notes with preferred securities characteristics, or are issued by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid-preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, hybrid-preferred securities typically permit an issuer to defer the payment of income for 18 months or more without triggering an event of default. Hybrid-preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer's capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows. Many hybrid-preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company. The trust or special purpose entity in turn would be a holder of the operating company's debt and would have priority with respect to the operating company's earnings and profits over the operating company's common stockholders, but would typically be subordinated to other classes of the operating company's debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company's senior debt securities.

Mortgage-Related and Asset-Backed Securities Risk

The risks associated with mortgage-related securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment risk, which can lead to significant fluctuations in value of the mortgage-related security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

Asset-backed securities involve certain risks in addition to those presented by mortgage-related securities: (1) primarily, these securities do not have the benefit of the same security interest in the underlying collateral as mortgage-related securities and are more dependent on the borrower's ability to pay; (2) credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due; and (3) most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If these obligations are sold to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. There is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Master Limited Partnerships Risk

Certain Portfolio Funds may invest in MLPs. An MLP generally has two classes of partners, the general partner and the limited partners. The general partner normally controls the MLP through an equity interest plus units that are subordinated to the common (publicly traded) units for an initial period and then only converting to common units if certain financial tests are met. As a motivation for the general partner to successfully manage the MLP and increase cash flows, the terms of most MLPs typically provide that the general partner receives a larger portion of the net income as distributions reach higher target levels, giving the general partner an incentive to streamline operations and undertake acquisitions and growth projects in order to increase distributions to all partners. MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company's success through distributions and/or capital appreciation. Unlike stockholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the partnership assets, removal of the general partner or material amendments to the partnership agreement. Common unit holders generally have first right to a minimum quarterly distribution prior to distributions to the convertible subordinated unit holders or the general partner (including incentive distributions) and typically have arrearage rights if the minimum quarterly distribution is not met. In the event of liquidation, MLP common unit holders have first right to the partnership's remaining assets after bondholders, other debt holders, and preferred unit holders have been paid in full.

MLP common units trade on a national securities exchange or over-the-counter. MLP common units and other equity securities can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the MLPs business sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Similar to other equity securities, prices of common units of individual MLPs and other equity securities can also be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Call Risk

Call risk is the risk that the issuer of a bond exercises rights it may have to redeem (or "call") the bond, in whole or in part, prior to the stated maturity date. Bonds may be subject to greater call risk when interest rates are declining. In a declining interest rate environment, Portfolio Funds will likely receive a lower interest rate upon the reinvestment of proceeds.

Equity Securities Risk

Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company's risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

Dividend Risk

Dividend payment risk is the risk that an issuer of a security is unwilling or unable to pay income on a security. Common stocks do not assure dividend payments. Common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Dividends are paid only when declared by an issuer's board of directors, and the amount of any dividend may vary over time.

Sector Concentration Risk

Some Portfolio Funds invest substantially, or even exclusively, in one sector or industry group and therefore carry risk of the particular sector or industry group. To the extent a Portfolio Fund focuses its investments in a specific sector, such as real estate, energy or utilities, the Portfolio Fund will be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk.

•  Real Estate. Real property investments, including investments in REITs, are subject to varying degrees of risk. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of real estate company shares also may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company's operations and market value in periods of rising interest rates, as well as risks normally associated with debt financing. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values also may be adversely affected by such factors as applicable laws, interest rate levels and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected. In addition, real property may be subject to the quality of credit extended to and defaults by borrowers and tenants. The performance of the economy in the country and region in which real estate is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company also may have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to these properties may be limited.

•  Energy. The energy industry can be significantly affected by the supply of and demand for specific products and services, the supply and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. The natural resources industry can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations. At times, the performance of securities of companies in the energy and natural resources industry will lag the performance of other industries or the broader market as a whole. Other risks inherent in investing in the energy and natural resources industry include those associated with: (1) the volatility of commodity prices; (2) a decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution; (3) a decline in demand for such commodities; (4) the inability to cost-effectively acquire additional reserves sufficient to replace depletion in resources used by energy and natural resources companies; and (5) stricter laws, regulations or enforcement policies, which would likely increase compliance costs.

•  Utilities. Issuers in the utility industry are subject to a variety of factors that may adversely affect their business or operations, including: (1) high interest costs in connection with capital construction and improvement programs; (2) difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; (3) governmental regulation of rates charged to customers; (4) costs associated with compliance with and changes in environmental and other regulations; (5) effects of economic slowdowns and surplus capacity; (6) increased competition from other providers of utility services; (7) inexperience with and potential losses resulting from a developing deregulatory environment; (8) costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; (9) effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes; (10) technological innovations that may render existing plants, equipment or products obsolete; and (11) potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters. Issuers in the utility industry may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. In addition, there are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on preferred or common stocks. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric or gas utility as well as its expenses.

This description of risks associated with certain sectors does not include all sectors in which Portfolio Funds may invest or focus, and there is no assurance that any Portfolio Fund will invest or focus in these sectors.

Covered Call Writing Risk

The Fund may invest in Portfolio Funds that engage in a strategy known as "covered call option writing," which is designed to produce income from option premiums and offset a portion of a market decline in the underlying security. The writer (seller) of a covered call option forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Foreign Issuer Risk

Some of the securities held by certain of the Portfolio Funds may be issued by foreign issuers. This subjects the Fund to more risks than if it only invested in Portfolio Funds which invest solely in securities of domestic issuers. Risks of foreign issuers include restrictions on foreign investment and inadequate financial information. Foreign securities may also be affected by market and political factors specific to the issuer's country as well as fluctuations in foreign currency exchange rates. The value of non-U.S. dollar denominated securities will decline if the foreign currencies weaken. Risks associated with investing in foreign securities may be more pronounced in emerging markets where the securities markets are substantially smaller, less developed, less liquid, less regulated, and more volatile than the securities markets of the United States and developed foreign markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. Political, economic and social events also may have a greater impact on the price of debt securities issued by foreign governments than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries.

REITs Risk

A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and invests substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derives most of its income from certain prescribed sources relating to real estate (including rents from real property and interest on loans secured by mortgages on real property), and distributes to stockholders annually a substantial portion of its otherwise taxable income.

REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly, and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. They are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act. REITs are dependent upon the skills of their managers and are not diversified. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry. REITs (especially mortgage REITs) are also subject to interest rate risks. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. See "—Sector Concentration Risk—Real Estate."

Municipal Bond Risk

Municipal bonds are debt obligations issued by states or by political subdivisions or authorities of states. Municipal bonds are typically designated as general obligation bonds, which are general obligations of a governmental entity that are backed by the taxing power of such entity, or revenue bonds, which are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. Municipal bonds are long-term fixed rate debt obligations that generally decline in value with increases in interest rates, when an issuer's financial condition worsens or when the rating on a bond is decreased. Many municipal bonds may be called or redeemed prior to their stated maturity. Lower-quality revenue bonds and other credit-sensitive municipal securities carry higher risks of default than general obligation bonds.

Many municipal bonds are subject to continuing requirements as to the actual use of the bond proceeds or manner of operation of the project financed from bond proceeds that may affect the exemption of interest on such bonds from U.S. Federal income taxation. The market for municipal bonds is generally less liquid than for other securities, and therefore the price of municipal bonds may be more volatile and subject to greater price fluctuations than securities with greater liquidity. In addition, an issuer's ability to make income distributions generally depends on several factors including the financial condition of the issuer and general economic conditions.

Derivatives and Structured Instruments Risk

Certain Portfolio Funds may invest in, or enter into, derivatives such as forward contacts, options, futures contracts, options on futures contracts and swap agreements. Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter ("OTC") derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. Each party to an OTC derivative bears the risk that the counterparty will default. OTC derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio Fund's performance. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Successful use of derivatives also is subject to the ability of the Portfolio Fund's manager to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the derivatives.

Structured notes and other related instruments carry risks similar to those of more traditional derivatives such as futures, forward and option contracts. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market, interest rate or other financial indicator (an "embedded index") or the relevant changes in two or more embedded indices, such as the differential performance of two assets or markets, such as indices reflecting bonds. The value of structured instruments may move in the same or the opposite direction as the value of the embedded index. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s) so that the instrument may be more or less volatile than the embedded index, depending on the multiplier. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. Consequently, structured instruments may entail a greater degree of market risk and volatility than other types of debt obligations.

Portfolio Funds may invest in other types of derivatives, structured and similar instruments which are not currently available but which may be developed in the future.

Liquidity Risk

Liquidity risk is the risk that the value of a security will fall if trading in the security is limited or absent. No one can guarantee that a liquid trading market will exist for any security. Portfolio Funds may invest in restricted securities and other investments that may be illiquid. Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may be unregistered or may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments involve the risk that the securities will not be able to be sold at the time desired by a Portfolio Fund or at prices approximating the value at which the Portfolio Fund is carrying the securities on its books.

There is limited trading in the shares of closed-end funds that occurs on a regular basis. This may make it more diffucult to purchase or sell a large number of Portfolio Fund shares at any one time.

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board of Directors. The Directors approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreement with its Investment Manager, administrator, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers, the Investment Manager and the Fund's sub-administrator, subject always to the investment objective and policies of the Fund and to the general supervision of the Directors. The names and business addresses of the Directors and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the SAI.

Investment Manager

Cohen & Steers Capital Management, Inc., with offices located at 280 Park Avenue, New York, New York 10017, has been retained to provide investment advice, and, in general, to conduct the management and investment program of the Fund under the overall supervision and control of the Directors of the Fund. The Investment Manager, a registered investment adviser, was formed in 1986 and as of September 30, 2006 had $25.5 billion of assets under management. Its clients include pension plans, endowment funds, mutual funds and registered investment companies, including the open-end and closed-end Cohen & Steers Funds (nine closed-end investment companies with $10.7 billion in managed assets as of September 30, 2006). The Cohen & Steers Funds invest in U.S. and non-U.S. real estate investment trusts and other real estate securities, utility securities, preferred and other fixed income securities and dividend paying large-cap value securities. The Investment Manager currently serves as a portfolio consultant to Van Kampen Investments with respect to unit investment trusts investing in portfolios of closed-end funds with assets of approximately $660 million as of September 30, 2006. Unlike the Fund, unit investment trust portfolio holdings are generally fixed at the time the trust is created and do not vary thereafter. The Investment Manager is a wholly owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol "CNS."

Investment Management Agreement

Under its Investment Management Agreement with the Fund, the Investment Manager furnishes a continuous investment program for the Fund's portfolio and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Investment Manager also performs certain administrative services for the Fund and provides persons satisfactory to the Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may be directors, officers or employees of the Investment Manager.

For its services under the Investment Management Agreement, the Fund will pay the Investment Manager a monthly investment management fee computed daily at the annual rate of .95% of the Fund's average daily net assets. The Investment Manager pays all expenses of the Fund and has contractually agreed to reimburse the Fund so that its total annual Fund operating expenses do not exceed .95% the Fund's average daily net assets, excluding the fees and expenses of the Fund's directors not affiliated with the Investment Manager and legal counsel or consultants retained by such directors, taxes, interest charges, brokerage fees and commissions, trade organization membership dues, registration fees and, upon approval of the Fund's Board of Directors, extraordinary expenses (such as litigation expenses). The Fund bears its pro rata portion of the management fees and operating expenses of the Portfolio Funds.

The Fund's portfolio managers are:

Douglas R. Bond—Mr. Bond joined the Investment Manager as an Executive Vice President in June 2004. Prior to joining Cohen & Steers, Mr. Bond worked at Merrill Lynch & Co., Inc. for 23 years, most recently as first vice president where he was responsible for asset managers and funds. Between 1992 and May 2004, Mr. Bond ran Merrill Lynch's closed-end fund new origination effort and was involved in all closed-end funds underwritten by Merrill Lynch during this period.

William F. Scapell—Mr. Scapell joined the Investment Manager as a Senior Vice President in February 2003. Prior to joining the Investment Manager, Mr. Scapell was a director in the fixed income research department of Merrill Lynch & Co., Inc., where he was also its chief strategist for preferred securities. Before joining Merrill Lynch's research department, Mr. Scapell worked in Merrill Lynch Treasury with a focus on balance sheet management. Prior to working for Merrill Lynch, Mr. Scapell was employed at the Federal Reserve Bank of New York in both bank supervision and monetary policy roles. Mr. Scapell is a Chartered Financial Analyst.

See "Compensation of Directors and Certain Officers" and "Investment Advisory and Other Services" in the SAI for further information about the Fund's portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

Administrative Services

Under the Investment Management Agreement, the Investment Manager will have responsibility for providing administrative services and assisting the Fund with operational needs, including providing administrative services necessary for the operations of the Fund and furnishing office space and facilities required for conducting the business of the Fund.

In accordance with the Investment Management Agreement and with the approval of the Board of Directors of the Fund, the Fund has entered into an agreement with State Street Bank as sub-administrator under a fund accounting and administration agreement (the "Sub-Administration Agreement"). Under the Sub- Administration Agreement, State Street Bank has assumed responsibility for certain fund administration services. The Investment Manager pays for the cost of State Street Bank's services without any additional charge to the Fund.

State Street Bank also serves as the Fund's custodian, and The Bank of New York has been retained to serve as the Fund's transfer agent, dividend disbursing agent and registrar. See "Custodian, Transfer Agent, Dividend Disbursing Agent and Registrar."

DIVIDENDS AND DISTRIBUTIONS

Level Rate Dividend Policy

Subject to the determination of the Board of Directors to implement a Managed Dividend Policy, as discussed below, commencing with the Fund's first dividend, the Fund intends to implement a Level Rate Dividend Policy, pursuant to which the Fund intends to make regular monthly cash distributions to Common Shareholders at a level rate based on the projected performance of the Fund, which rate is a fixed dollar amount which may be adjusted from time to time. Distributions can only be made from net investment income after making any required payments on any interest rate transactions. The Fund's ability to maintain a level dividend rate will depend on a number of factors, including the stability of income received from its investments. Over time, the Fund will distribute all of its net investment income. In addition, at least annually, the Fund intends to distribute all of its net realized capital gains, if any, to stockholders. The Fund expects to declare the initial monthly dividend on the Common Shares within approximately 45 days, and paid approximately 60 to 75 days, from the completion of this offering, depending on market conditions. The net income of the Fund consists of all income accrued on portfolio assets less all expenses of the Fund. Expenses of the Fund are accrued each day. At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return capital, in addition to current net investment income. To permit the Fund to maintain a more stable monthly distribution, the Fund will initially distribute less than the entire amount of net investment income earned in a particular period. The undistributed net investment income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of net investment income actually earned by the Fund during the period. Undistributed net investment income will be added to the Fund's net asset value and, correspondingly, distributions from undistributed net investment income will be deducted from the Fund's net asset value. See "Taxation."

Managed Dividend Policy

In December 2004, the Investment Manager, on behalf of itself and all of the then existing funds managed by the Investment Manager, filed an exemptive application with the Securities and Exchange Commission seeking an order under the 1940 Act facilitating the implementation of a Managed Dividend Policy. The staff of the Securities and Exchange Commission had suspended the processing of exemptive applications requesting this type of exemptive relief, pending review by the staff of the results of an industry-wide Securities and Exchange Commission inspection focusing on the dividend practices of closed-end investment companies. Although the staff has recently indicated that it will now consider amended applications subject to certain conditions, there is no assurance that exemptive relief will ultimately be granted. As a result, the Fund may not be in a position to include long-term capital gains in Fund distributions more frequently than is permitted under the 1940 Act, thus leaving the Fund with the possibility of variability in distributions (and their tax attributes) as discussed above. If the Investment Manager, on behalf of itself and other parties, receives the requested relief, the Fund may, subject to the determination of its Board of Directors, implement a Managed Dividend Policy. Under a Managed Dividend Policy, the Fund would intend to distribute a fixed percentage of net asset value to Common Shareholders. Under a Managed Dividend Policy, if, for any monthly distribution, net investment income and net realized capital gain were less than the amount of the distribution, the difference would be distributed from the Fund's assets and would constitute a return of capital. Accordingly, a Managed Dividend Policy may require certain distributions that may be deemed a return of capital for tax purposes. The Fund's final distribution for each calendar year would include any remaining net investment income and net realized capital gain undistributed during the year. Pursuant to the requirements of the 1940 Act and other applicable laws, a notice would accompany each monthly distribution with respect to the estimated source of the distribution made. In the event the Fund distributed in any calendar year amounts in excess of net investment income and net realized capital gain (such excess, the "Excess"), such distribution would decrease the Fund's assets and, therefore, have the likely effect of increasing the Fund's expense ratio. There is a risk that the Fund would not eventually realize capital gains in an amount corresponding to a distribution of the Excess. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. There is no guarantee that the Board of Directors will determine to implement a Managed Dividend Policy. The Board of Directors reserves the right to change the dividend policy from time to time.

Dividend Reinvestment Plan

The Fund has a dividend reinvestment plan commonly referred to as an "opt-out" plan. Each Common Shareholder who participates in the Plan will have all distributions of dividends and capital gains automatically reinvested in additional Common Shares by The Bank of New York as agent (the "Plan Agent"). Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose Common Shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or makes a capital gain distribution, the Plan Agent will, as agent for the shareholders, either (i) receive the cash payment and use it to buy Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts or (ii) distribute newly issued Common Shares of the Fund on behalf of the participants. The Plan Agent will receive cash from the Fund with which to buy Common Shares in the open market if, on the distribution payment date, the net asset value per share exceeds the market price per Common Share plus estimated brokerage commissions on that date. The Plan Agent will receive the dividend or distribution in newly issued Common Shares of the Fund if, on the payment date, the market price per share plus estimated brokerage commissions equals or exceeds the net asset value per share of the Fund on that date. The number of shares to be issued will be computed at a per share rate equal to the greater of (i) the net asset value or (ii) 95% of the closing market price per Common Share on the payment date.

Participants in the Plan may withdraw from the plan upon notice to the Plan Agent. Such withdrawal will be effective immediately if received not less than ten days prior to a distribution record date; otherwise, it will be effective for all subsequent distributions. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole Common Shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a Common Share credited to such account. If any participant elects to have the Plan Agent sell all or part of his or her shares and remit the proceeds, the Plan Agent is authorized to deduct a $15.00 fee plus $.10 per share brokerage commissions.

The Fund reserves the right to amend or terminate the Plan.

Dividends and Distributions

In the case of stockholders, such as banks, brokers or nominees, which hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record stockholders as representing the total amount registered in the record stockholder's name and held for the account of beneficial owners who are participants in the Plan. Common Shares may be purchased through any of the underwriters, acting as broker or, after the completion of this offering, acting as dealer.

The Plan Agent's fees for the handling of reinvestment of dividends and other distributions will be paid by the Fund. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. There are no other charges to participants for reinvesting dividends or capital gain distributions. Purchases and/or sales are usually made through a broker affiliated with The Bank of New York.

The automatic reinvestment of dividends and other distributions will not relieve participants of any income tax that may be payable or required to be withheld on such dividends or distributions. See "Taxation."

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any distribution paid subsequent to written notice of the change sent to all stockholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days' written notice to all stockholders of the Fund. All correspondence concerning the Plan should be directed to the Plan Agent by telephone at (800) 432-8224.

CLOSED-END FUND STRUCTURE

The Fund is a newly organized, non-diversified management investment company (closed-end fund). Closed-end funds differ from open-end investment companies (open-end funds or mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the stockholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time. In an open-end fund, if the stockholder wishes to sell shares, the fund will redeem or buy back the shares at "net asset value." Open-end funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in an open-end fund can make it difficult to manage the fund's investments. By comparison, closed-end funds are generally able to stay fully invested in securities that are consistent with their investment objectives, and also have greater flexibility to make certain types of investments, and to use certain investment strategies.

Shares of closed-end funds frequently trade at a discount to their net asset value. See "Principal Risks of the Fund—Risks of Investing in Closed-End Funds—Risk of Market Price Discount From Net Asset Value." Because of this possibility and the recognition that any such discount may not be in the best interest of stockholders, the Fund's Board of Directors might consider from time to time engaging in open market repurchases, tender offers for shares at net asset value or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Fund's Board will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in shares trading at a price equal or close to net asset value per share. See "Repurchase of Shares." The Fund also might convert to an open-end fund, or the Board of Directors might also consider converting the Fund to an open-end fund, which would also require a vote of the stockholders of the Fund. See "Conversion to Open-End Fund Status."

REPURCHASE OF SHARES

Shares of closed-end funds often trade at a discount to net asset value, and the Fund's shares may also trade at a discount to their net asset value, although it is possible that they may trade at a premium above net asset value. The market price of the Common Shares will be determined by such factors as relative demand for and supply of shares in the market, the Fund's net asset value, general market and economic conditions and other factors beyond the control of the Fund.

Although Common Shareholders will not have the right to redeem their shares, the Fund may take action to repurchase shares in the open market or make tender offers for its shares at net asset value. During the pendency of any tender offer, the Fund will publish how Common Shareholders may readily ascertain the net asset value. For more information see "Repurchase of Shares" in the SAI. Repurchase of the Common Shares may have the effect of reducing any market discount to net asset value.

There is no assurance that, if action is undertaken to repurchase or tender for shares, such action will result in the shares trading at a price which approximates their net asset value. Although share repurchases and tenders could have a favorable effect on the market price of the shares, you should be aware that the acquisition of shares by the Fund will decrease the total assets of the Fund and, therefore, have the effect of increasing the Fund's expense ratio and may adversely affect the ability of the Fund to achieve its investment objective. To the extent the Fund may need to liquidate investments to fund repurchases of shares, this may result in portfolio turnover which will result in additional expenses being borne by the Fund. The Board of Directors currently considers the following factors to be relevant to a potential decision to repurchase shares: the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action on the Fund or its stockholders and market considerations. Any share repurchases or tender offers will be made in accordance with the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. See "Taxation" for a description of the potential tax consequences of a share repurchase.

CONVERSION TO OPEN-END FUND STATUS

Conversion Vote Trigger

The Fund's Articles of Incorporation provide that (beginning after five years from the date of this prospectus) if the Common Shares close on the New York Stock Exchange at an average price over a period of 75 consecutive trading days that is a 7.5% or greater discount from the average net asset value of the Common Shares during such period (Conversion Vote Trigger), the Fund will convene a Special Meeting for the purpose of voting on the Open-End Proposal. During any such 75-day period when the Common Shares are trading at a 7.5% or greater discount from the average net asset value of the Common Shares, the Fund could engage in open market purchases of Common Shares or any other strategy designed to decrease temporarily the discount from net asset value. If at the Special Meeting the Open-End Proposal is approved by a Majority Stockholder Vote the Fund will convert from a closed-end fund to an open-end fund.

The Open-End Proposal will provide an opportunity for shareholder approval for conversion to an open-end fund by approval of Articles of Amendment to the Fund's Articles of Incorporation, which will be in such form as the Fund's Board of Directors declares advisable and reasonably necessary to convert the Fund from a closed-end fund to an open-end fund. Matters that the Articles of Amendment may be expected to address include changing the Fund's status as a closed-end fund; provisions regarding the Fund's shares as being "redeemable securities" (as defined in the 1940 Act) (such as provisions relating to the Fund's right to redeem shares (at its option and under certain specified circumstances), exchangeability, convertibility and payment of redemption proceeds); designating the Fund's shares into classes (if the Fund will issue multiple classes of shares as an open-end fund) and/or series and other provisions relating to a multi-class or multi-series structure (such as allocation of expenses, assets and liabilities, relative entitlement to dividends and voting rights); the imposition of sales charges (if provided under the terms of issuance of such class of shares); removal of supermajority voting provisions; and removal of provisions regarding conversion from closed-end to open-end status.

Any changes to the Fund that would require a shareholder vote under the 1940 Act, such as adoption of a plan pursuant to Rule 12b-1 under the 1940 Act for an existing share class, would be done only pursuant to a separate proposal, either at the Special Meeting or at a subsequent shareholder meeting (but in any event prior to effecting such changes, including adoption of such a plan). The Open-End Proposal itself will not operate to effect any changes to the Fund other than for the Fund to convert to an open-end fund by amendment of the Fund's Articles of Incorporation.

Conversion by Stockholder Vote

The Board of Directors may at any time propose conversion of the Fund to open-end status, depending upon its judgment regarding the advisability of such action in light of circumstances then prevailing. Such conversion would require stockholder approval in the manner described under "Certain Provisions of the Articles of Incorporation and By-Laws."

Operation as an Open-End Fund

In the event of conversion, while the Fund's investment objective and principal investment strategies will remain materially unchanged, the Board of Directors will adopt policies and procedures applicable to the conduct of the Fund as an open-end fund intended to comply with the laws, rules and regulations then applicable to open-end funds. The Fund believes that its investment objective and policies are consistent with the operations of an open-end fund and that, in the event of such conversion, the holders of Common Shares would not be disadvantaged in any material respect.

The disclosure concerning the Fund contained in the Fund's prospectus and statement of additional information will be substantially identical to the disclosure contained in this prospectus except for the provisions concerning the purchase and sale of Fund shares, any sales charges and fees for distribution and servicing, minimum investment amounts and any other item particular to open-end funds. If the Fund converts to an open-end fund, it will be able to continuously issue and offer for sale shares of the Fund, and each such share could be presented to the Fund at the option of the holder for redemption at a price based on the then-current net asset value per share. Open-end funds are thus subject to periodic asset inflows and outflows that can complicate portfolio management. Further, the Common Shares would no longer be listed on the New York Stock Exchange.

Purchasing Shares

In the event of conversion to an open-end fund, investors will be permitted to purchase or redeem shares through the Fund's transfer agent or from other selected securities brokers or dealers following conversion. A purchase or redemption order received by the transfer agent before the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), which in the event of conversion will be adopted as the time at which the Fund calculates its net asset value each day, will be executed at the net asset value set as of that day. An order is received by the transfer agent after the close of trading on the New York Stock Exchange will be executed at the net asset value set as of the next trading day. A broker or other financial intermediary assisting with share orders may charge transaction fees.

Fees and Expenses

In the event of conversion to an open-end fund, the Fund may offer multiple classes of shares each of which may offer a distinct structure of sales charges, distribution and service fees and other features that are designed to address a variety of needs. The Fund may institute a distribution plan pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Fund would be permitted to incur distribution expenses related to the sale of its shares and to finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, payments to brokers or other financial intermediaries who have rendered assistance and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

The investment advisory fees paid by the Fund are not expected to increase as a result of conversion. The Fund does not anticipate imposing any sales charges or 12b-1 fees on shares which existed prior to the Fund's conversion to an open-end fund, including the Common Shares, although the Fund may impose a redemption fee on redemptions made within a period of time following the conversion. In addition, total annual expenses of the Fund may increase in the event of conversion as a result of increased portfolio trading and administrative expenses associated with the operation of the Fund as an open-end fund or as a result of a decrease in the Fund's asset base resulting from redemptions of shares.

TAXATION

The following discussion offers only a brief outline of the U.S. Federal income tax consequences of investing in the Fund and is based on the U.S. Federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. This discussion assumes you are a U.S. stockholder and that you hold your shares as a capital asset. No attempt is made to present a detailed explanation of all U.S. Federal, state, local or foreign tax concerns affecting the Fund and its stockholders. In the SAI we have provided more detailed information regarding the tax consequences of investing in the Fund.

The Fund intends to elect to be treated, and to qualify each year, as a regulated investment company under Federal income tax law. If the Fund so qualifies and distributes each year to its stockholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net tax-exempt interest, the Fund will not be required to pay Federal income taxes on any income it distributes to stockholders. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year (unless an election is made to use the Fund's fiscal year), plus such amounts from previous years that were not distributed, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax.

Dividends paid to you out of the Fund's current and accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2010, distributions of investment company taxable income designated by the Fund as derived from qualified dividend income (i.e., generally dividends paid by certain U.S. corporations and "qualified foreign corporations") will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both you and the Fund. However, even if income received is in the form of a distribution of qualified dividend income and is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other U.S. Federal income tax purposes. A foreign corporation is a "qualified foreign corporation" if it is (1) incorporated in a possession of the United States or is eligible for benefits of a comprehensive income tax treaty with the United States that the United States Treasury Department determines is satisfactory for this purpose and that includes an exchange of information program or (2) any other foreign corporation with respect to any dividend paid by such corporation if the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A "qualified foreign corporation" does not include any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. The Fund cannot predict at this time what portion of dividends Portfolio Funds will receive from foreign corporations will be eligible for the reduced rates of taxation applicable to qualified dividend income.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010.

A distribution of an amount in excess of the Fund's current and accumulated earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your Fund shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or otherwise dispose of your Fund shares, or have shares repurchased by the Fund, you may realize a capital gain or loss which will be long-term or short-term, depending generally on your holding period for the shares.

We may be required to withhold U.S. Federal income tax on all taxable distributions and redemption proceeds payable if you:

•  fail to provide us with your correct taxpayer identification number;

•  fail to make required certifications; or

•  have been notified by the Internal Revenue Service that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Certain dividends and other distributions received from sources outside of the United States may be subject to withholding taxes imposed by other countries. In the event that more than 50% of the value of the net assets of the Fund at the close of the taxable year consists of stock or securities of foreign corporations, the Fund will make an election to pass through to its stockholders a credit or deduction for foreign taxes paid by it.

Fund distributions also may be subject to state and local taxes. You should consult with your own tax adviser regarding the particular consequences of investing in the Fund.

DESCRIPTION OF SHARES

Common Shares

The Fund is authorized to issue 100,000,000 shares of Common Shares, $.001 par value. The Common Shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. The Common Shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable. Common Shareholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that the holders of more than 50% of the Common Shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining Common Shares will not be able to elect any Directors. The Common Shares have been approved for listing on the New York Stock Exchange, subject to notice of issuance, under the symbol "FOF."

Under the rules of the New York Stock Exchange applicable to listed companies, the Fund will be required to hold an annual meeting of stockholders in each year. The foregoing description and the description below under "Certain Provisions of the Articles of Incorporation and By-Laws" and above under "Conversion to Open-End Fund Status" are subject to the provisions contained in the Fund's Articles of Incorporation and By-Laws.

Net asset value will be reduced immediately following the offering by the amount of the sales load and offering expenses paid by the Fund. The Investment Manager has agreed to pay all organizational expenses and offering costs (other than sales load) that exceed $.04 per Common Share. See "Use of Proceeds."

As of the date of this prospectus, the Investment Manager owned of record and beneficially shares of the Fund's Common Shares constituting 100% of the outstanding shares of the Fund, and thus, until the public offering of the shares is completed, will control the Fund.

Fund Net Asset Value

The Fund will determine the net asset value of its shares daily, as of the close of trading on the New York Stock Exchange (currently 4:00 p.m. New York time). Net asset value of our Common Shares is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

For purposes of determining the net asset value of the Fund, Portfolio Fund shares and other securities will be valued at the last sale price for such securities on the securities exchange or market on which they are principally traded on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then securities are valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Securities traded on more than one exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, the security will be valued by another method that the Board of Directors believes accurately reflects fair value in accordance with the Fund's pricing policies. Other assets are valued at available market prices, or at fair value by or pursuant to guidelines approved by the Board of Directors.

CERTAIN PROVISIONS OF THE ARTICLES OF INCORPORATION AND BY-LAWS

The Fund has provisions in its Articles of Incorporation and By-Laws that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund, to cause it to engage in certain transactions or to modify its structure. Commencing with the first annual meeting of stockholders, the Board of Directors will be divided into three classes, having initial terms of one, two and three years, respectively. At the annual meeting of stockholders in each year thereafter, the term of one class will expire and Directors will be elected to serve in that class for terms of three years. This provision could delay for up to two years the replacement of a majority of the Board of Directors. A Director may be removed from office only for cause and only by a vote of the holders of at least 75% of the outstanding shares of the Fund entitled to vote on the matter.

Except when the Conversion Vote Trigger governs (see "Conversion to Open-End Fund Status—Conversion Vote Trigger" above), the affirmative vote of at least 75% of the entire Board of Directors is required to authorize the conversion of the Fund from a closed-end to an open-end fund. Such conversion (except when the Conversion Vote Trigger governs) also requires the affirmative vote of the holders of at least 75% of the votes entitled to be cast thereon by the Common Shareholders unless it is approved by a vote of at least 75% of the Continuing Directors (as defined below), in which event such conversion requires the approval of the holders of a majority of the votes entitled to be cast thereon by the stockholders of the Fund. When the Conversion Vote Trigger governs, the 75% voting requirements in this paragraph will not apply.

A "Continuing Director" is any member of the Board of Directors of the Fund who (i) is not a person or affiliate of a person who enters or proposes to enter into a Business Combination (as defined below) with the Fund (an "Interested Party") and (ii) who has been a member of the Board of Directors of the Fund for a period of at least 12 months, or has been a member of the Board of Directors since the Fund's initial public offering of

Common Shares, or is a successor of a Continuing Director who is unaffiliated with an Interested Party and is recommended to succeed a Continuing Director by a majority of the Continuing Directors then on the Board of Directors of the Fund. The affirmative vote of at least 75% of the votes entitled to be cast thereon by stockholders of the Fund will be required to amend the Articles of Incorporation to change any of the provisions in this paragraph and the preceding paragraph.

The affirmative votes of at least 75% of the entire Board of Directors and the holders of at least (i) 80% of the votes entitled to be cast thereon by the stockholders of the Fund and (ii) in the case of a Business Combination (as defined below), 66 2/3% of the votes entitled to be cast thereon by the stockholders of the Fund other than votes held by an Interested Party who is (or whose affiliate is) a party to a Business Combination or an affiliate or associate of the Interested Party, are required to authorize any of the following transactions:

(i) merger, consolidation or statutory share exchange of the Fund with or into any other entity;

(ii) issuance or transfer by the Fund (in one or a series of transactions in any 12-month period) of any securities of the Fund to any person or entity for cash, securities or other property (or combination thereof) having an aggregate fair market value of $1,000,000 or more, excluding (a) issuances or transfers of debt securities of the Fund, (b) sales of securities of the Fund in connection with a public offering, (c) issuances of securities of the Fund pursuant to a dividend reinvestment plan adopted by the Fund, (d) issuances of securities of the Fund upon the exercise of any stock subscription rights distributed by the Fund and (e) portfolio transactions effected by the Fund in the ordinary course of business;

(iii) sale, lease, exchange, mortgage, pledge, transfer or other disposition by the Fund (in one or a series of transactions in any 12 month period) to or with any person or entity of any assets of the Fund having an aggregate fair market value of $1,000,000 or more except for portfolio transactions (including pledges of portfolio securities in connection with borrowings) effected by the Fund in the ordinary course of its business (transactions within clauses (i) and (ii) and this clause (iii) above being known individually as a "Business Combination");

(iv) any voluntary liquidation or dissolution of the Fund or an amendment to the Fund's Articles of Incorporation to terminate the Fund's existence; or

(v) any stockholder proposal as to specific investment decisions made or to be made with respect to the Fund's assets as to which stockholder approval is required under Federal or Maryland law.

However, the stockholder vote described above will not be required with respect to the foregoing transactions (other than those set forth in (v) above) if they are approved by a vote of at least 75% of the Continuing Directors (as defined above). In that case, if Maryland law requires stockholder approval, the affirmative vote of a majority of votes entitled to be cast thereon shall be required and if Maryland law does not require stockholder approval, no stockholder approval will be required. The Fund's By-Laws contain provisions the effect of which is to prevent matters, including nominations of Directors, from being considered at a stockholders' meeting where the Fund has not received notice of the matters generally at least 90 but no more than 120 days prior to the first anniversary of the preceding year's annual meeting.

The Board of Directors has determined that the foregoing voting requirements, which are generally greater than the minimum requirements under Maryland law and the 1940 Act, are in the best interest of the Fund's stockholders generally.

Reference is made to the Articles of Incorporation and By-Laws of the Fund, on file with the Securities and Exchange Commission, for the full text of these provisions. These provisions could have the effect of depriving stockholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. On the other hand, these provisions may require persons seeking control of a Fund to negotiate with its management regarding the price to be paid for the shares required to obtain such control, they promote continuity and stability and they enhance the Fund's ability to pursue long-term strategies that are consistent with its investment objective.

UNDERWRITING

Subject to the terms and conditions stated in the purchase agreement dated November , 2006, each underwriter named below, for which Merrill Lynch, Pierce, Fenner & Smith Incorporated is acting as representative, has severally agreed to purchase, and the Fund has agreed to sell to such underwriter, the number of Common Shares set forth opposite the name of such underwriter.

Underwriter	Number of Common Shares
Merrill Lynch, Pierce, Fenner & Smith Incorporated
BB&T Capital Markets, a division of Scott & Stringfellow, Inc.
Robert W. Baird & Co. Incorporated
Banc of America Securities LLC
H&R Block Financial Advisors, Inc.
Crowell, Weedon & Co.
Deutsche Bank Securities Inc.
Ferris, Baker Watts, Incorporated
J.J.B. Hilliard, W.L. Lyons, Inc.
KeyBanc Capital Markets, a division of McDonald Investments Inc.
Ladenburg Thalmann & Co. Inc.
RBC Capital Markets Corporation
Stifel, Nicolaus & Company, Incorporated
Wedbush Morgan Securities Inc.
Wells Fargo Securities, LLC
Total

The purchase agreement provides that the obligations of the underwriters to purchase the shares included in this offering are subject to the approval of certain legal matters by counsel and to certain other conditions. The underwriters are obligated to purchase all the Common Shares sold under the purchase agreement if any of the Common Shares are purchased. In the purchase agreement, the Fund and the Investment Manager have agreed to indemnify the underwriters against certain liabilities, including liabilities arising under the Securities Act, or to contribute payments the underwriters may be required to make for any of those liabilities.

Commissions and Discounts

The underwriters propose to initially offer some of the Common Shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the Common Shares to certain dealers at the public offering price less a concession not in excess of $   per share. The sales load investors in the Fund will pay of $.60 per share is equal to 3.0% of the initial offering price. The underwriters may allow, and the dealers may reallow, a discount not in excess of $   per share on sales to other dealers. After the initial public offering, the public offering price, concession and discount may be changed. Investors must pay for any Common Shares purchased on or before November , 2006.

The following table shows the public offering price, sales load, estimated offering expenses and proceeds, after expenses, to the Fund. The information assumes either no exercise or full exercise by the underwriters of their overallotment option.

	Per Share	Without Option	With Option
Public offering price	$20.00	$	$
Sales load	$.60	$	$
Estimated offering expenses	$.04	$	$
Proceeds, after expenses, to the Fund	$19.36	$	$

The expenses of the offering are estimated at $   and are payable by the Fund. The Fund has agreed to pay the underwriters $.00667 per Common Share as a partial reimbursement of expenses incurred in connection with the offering. The amount paid by the Fund as this partial reimbursement to the underwriters will not exceed .03335% of the total price to the public of the Common Shares sold in this offering. The Investment Manager has agreed to pay all organizational expenses and offering costs of the Fund (other than sales load) that exceed $.04 per Common Share.

Overallotment Option

The Fund has granted the underwriters an option to purchase up to         additional Common Shares at the public offering price, less the sales load, within 45 days from the date of this prospectus solely to cover any overallotments. If the underwriters exercise this option, each will be obligated, subject to conditions contained in the purchase agreement, to purchase a number of additional shares proportionate to that underwriter's initial amount reflected in the preceding table.

Price Stabilization, Short Positions and Penalty Bids

Until the distribution of the Common Shares is complete, Securities and Exchange Commission rules may limit underwriters and selling group members from bidding for and purchasing our Common Shares. However, the representatives may engage in transactions that stabilize the price of our Common Shares, such as bids or purchases to peg, fix or maintain that price.

If the underwriters create a short position in our Common Shares in connection with the offering (i.e., if they sell more Common Shares than are listed on the cover of this prospectus), the representatives may reduce that short position by purchasing Common Shares in the open market. The representatives may also elect to reduce any short position by exercising all or part of the overallotment option described above. The underwriters may also impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of Common Shares sold in this offering for their account may be reclaimed by the syndicate if such Common Shares are repurchased by the syndicate in stabilizing or covering transactions. Purchases of our Common Shares to stabilize its price or to reduce a short position may cause the price of our Common Shares to be higher than it might be in the absence of such purchases.

Neither the Fund nor any of the underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transaction described above may have on the price of our Common Shares. In addition, neither we nor any of the underwriters makes any representation that the representatives will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.

The Fund has agreed not to offer or sell any additional Common Shares for a period of 180 days after the date of the purchase agreement without the prior written consent of the underwriters, except for the sale of the Common Shares to the underwriters pursuant to the purchase agreement.

The Fund anticipates that the underwriters may from time to time act as brokers or dealers in executing the Fund's portfolio transactions after they have ceased to be underwriters, and may also act as placement agent for issuers whose securities the Fund purchases in direct placement transactions. The underwriters are active underwriters of, and dealers in, securities and act as market makers in a number of such securities, and therefore can be expected to engage in portfolio transactions with the Fund.

The Common Shares will be sold to ensure that New York Stock Exchange distribution standards (i.e., round lots, public shares and aggregate market value) will be met.

Other Relationships

During the continuance of the Investment Management Agreement between the Investment Manager and the Fund, the Investment Manager (not the Fund) has agreed to pay a fee to Merrill Lynch equal to 1.25% of the total price to the public of the Common Shares sold in this offering, payable annually at the annual rate of .15% of the total price to the public of the Common Shares sold in this offering. The total amount of these additional compensation payments to Merrill Lynch will not exceed 1.25% of the total price to the public of the Common Shares sold in this offering; provided, that such compensation payments will cease in the event that the Fund converts to an open-end fund (regardless of whether the Investment Management Agreement is in effect or the Investment Manager has paid less than 1.25% of the total price to the public of the Common Shares sold in this offering). In consideration for these payments, Merrill Lynch has agreed to provide, upon request, certain after-market support services designed to maintain the visibility of the Fund on an ongoing basis, and to provide, upon request, to the Investment Manager relevant information, studies or reports regarding the Fund and the closed-end investment company and asset management industry.

The total amount of these additional compensation payments plus the amount paid by the Fund as the $.00667 per Common Share reimbursement to the underwriters, will not exceed      % of the total price to the public of the Common Shares offered hereby. The sum total of all compensation to the underwriters in connection with this public offering of Common Shares, including sales load and all forms of additional compensation to the underwriters, will be limited to      % of the total price to the public of the Common Shares sold in this offering. In addition, the sum total of all compensation to the underwriters in connection with this offering of Common Shares, as well as any such charges in connection with the Fund's investment in Portfolio Funds, will not exceed in the aggregate 8.5% of the total price to the public of the Common Shares sold in this offering.

Merrill Lynch also has engaged in, and may in the future engage in, investment banking and other commercial dealings in the ordinary course of business with affiliates of the Fund, including the parent company of the Investment Manager, Cohen & Steers, Inc.

The principal business address of Merrill Lynch, Pierce, Fenner & Smith Incorporated is 4 World Financial Center, New York, New York 10080.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR

State Street Bank and Trust Company, whose principal business address is One Lincoln Street, Boston, Massachusetts 21111, has been retained to act as custodian of the Fund's investments, and The Bank of New York, whose principal business address is 101 Barclay Street, Floor 11 East, New York, New York 10286, has been retained to serve as the Fund's transfer and dividend disbursing agent and registrar.

Neither State Street Bank nor The Bank of New York has any part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio.

REPORTS TO STOCKHOLDERS

The Fund will send unaudited semi-annual and audited annual reports to its stockholders, including a list of investments held.

VALIDITY OF THE COMMON SHARES

The validity of the Common Shares offered hereby is being passed on for the Fund by Stroock & Stroock & Lavan LLP, New York, New York, and certain other legal matters will be passed on for the underwriters by Clifford Chance US LLP. Venable LLP will opine on certain matters pertaining to Maryland law. Stroock & Stroock & Lavan LLP and Clifford Chance US LLP may rely as to certain matters of Maryland law on the opinion of Venable LLP.

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

Investment Objective and Policies	3

Investment Restrictions	20

Management of the Fund	21

Compensation of Directors and Certain Officers	24

Investment Advisory and Other Services	25

Portfolio Transactions and Brokerage	34

Determination of Net Asset Value	34

Repurchase of Shares	35

Taxation	36

Counsel and Independent Registered Public Accounting Firm	43

Statement of Assets and Liabilities	44

Through and including November , 2006 (25 days after the date of this prospectus), all dealers effecting transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

Shares

Cohen & Steers
Closed-End Opportunity Fund, Inc.

Common Shares
$20.00 Per Share

PROSPECTUS

Merrill Lynch & Co.

BB&T Capital Markets

Robert W. Baird & Co.

Banc of America Securities LLC

H&R Block Financial Advisors, Inc.

Crowell, Weedon & Co.

Deutsche Bank Securities

Ferris, Baker Watts
Incorporated

J.J.B. Hilliard, W.L. Lyons, Inc.

KeyBanc Capital Markets

Ladenburg Thalmann & Co. Inc.

RBC Capital Markets

Stifel Nicolaus

Wedbush Morgan Securities Inc.

Wells Fargo Securities

November , 2006

The information in this Statement of Additional Information is not complete and may be changed.  These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective.  The Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated November 16, 2006

[LOGO]

COHEN & STEERS
CLOSED-END OPPORTUNITY FUND, INC.

280 PARK AVENUE
NEW YORK, NEW YORK  10017
(800) 437-9912

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Prospectus of Cohen & Steers Closed-End Opportunity Fund, Inc., dated November   , 2006 (the “Prospectus”).  This SAI is incorporated by reference in its entirety into the Prospectus.  Copies of the Prospectus may be obtained free of charge by writing or calling the address or phone number shown above.  You also may obtain a copy of the Prospectus on the Securities and Exchange Commission’s website (http://www.sec.gov).

2

STATEMENT OF ADDITIONAL INFORMATION

Cohen & Steers Closed-End Opportunity Fund, Inc. (the “Fund”) is a newly organized, diversified, closed-end management investment company organized as a Maryland corporation on September 14, 2006. Much of the information contained in this SAI expands on subjects discussed in the Prospectus. Defined terms used herein have the same meanings as in the Prospectus. No investment in the shares of the Fund should be made without first reading the Prospectus.

INVESTMENT OBJECTIVE AND POLICIES

The following descriptions supplement the descriptions of the principal investment objective, strategies and risks as set forth in the Prospectus. Except as otherwise provided, the Fund’s investment policies are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the stockholders; however, the Fund will not change its non-fundamental investment policies without written notice to stockholders.

The Fund seeks to achieve its objective by investing in the common stock of closed-end management investment companies (“Portfolio Funds”) selected by Cohen & Steers Capital Management, Inc., the Fund’s investment manager (the “Investment Manager”) that invest significantly in equity or income-producing securities.  Portfolio Funds generally focus on equity or income-producing securities, sectors or strategies, such as dividend strategies, covered call option strategies, total return strategies, balanced strategies, general equities (including both dividend and non-dividend paying equities), convertible securities, preferred securities, high yield securities and real estate, energy, utility, and other equity or income-oriented strategies.

It is the Fund’s current intention to initially allocate substantially all of the Fund’s net assets to common stocks issued by Portfolio Funds.  Thereafter, the Fund’s portfolio allocations will vary from time to time, consistent with the Fund’s investment objective and policies.  At any time, under normal circumstances, at least 80% of the Fund’s net assets will be invested in common stocks issued by Portfolio Funds.  The Fund also has the ability to invest directly in income-producing securities and instruments relating to closed-end funds.  See the Prospectus, “Investment Objective and Policies–Investment Strategies–Direct Investments in Income-Producing Securities and Instruments Relating to Closed-End Funds.”

The following outlines strategies and their risks that may be pursued by the types of Portfolio Funds in which the Fund expects to invest.  However, individual Portfolio Funds will ordinarily not engage in all of these strategies, and not all strategies will be permitted or pursued by the Portfolio Funds held by the Fund at any given time.

Preferred Securities

Some of the Portfolio Funds may invest in preferred securities.  There are two basic types of preferred securities in the U.S market—traditional preferred securities and hybrid-preferred securities.  Non-U.S. issuers may issue securities with similar characteristics.

Traditional Preferred Securities.  Traditional preferred securities pay fixed or adjustable rate dividends to investors, and have a “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on preferred securities must be declared by the issuer’s board of directors. Income payments on typical preferred securities currently outstanding are cumulative, causing dividends and distributions to accrue even if not declared by the board of directors or otherwise made payable. There is no assurance that dividends or

3

distributions on the preferred securities in which a Portfolio Fund may invest will be declared or otherwise made payable.  Preferred stockholders usually have no right to vote for corporate directors or on other matters. Shares of preferred securities have a liquidation preference that generally equals the original purchase price at the date of issuance.  Because the claim on an issuer’s earnings represented by preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities, and the Portfolio Fund may be unable to acquire securities paying comparable rates with the redemption proceeds.  Preferred securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

Hybrid-Preferred Securities.  Hybrid-preferred securities are generally in the form of interest-bearing notes with preferred security characteristics, or are issued by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities.  The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Hybrid-preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, hybrid-preferred securities typically permit an issuer to defer the payment of income for eighteen months or more without triggering an event of default.  Generally, the maximum deferral period is five years.  Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on preferred securities have not been made), these hybrid-preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.  Hybrid-preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

Hybrid-preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Many hybrid-preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity.  The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common stockholders, but would typically be subordinated to other classes of the operating company’s debt.  Typically a hybrid-preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.

Within the category of hybrid-preferred securities are senior debt instruments that trade in the broader preferred securities market. These debt instruments, which are sources of long-term capital for the issuers, have structural features similar to preferred stock such as maturities ranging from 30 years to perpetuity, call features, exchange listings and the inclusion of accrued interest in the trading price.

4

Convertible Securities

As discussed in the Prospectus, Portfolio Funds may invest in convertible securities and are subject to the risks associated with such investments.  Some of the Portfolio Funds in which the Fund may invest also may invest in mandatory convertible securities, which are distinguished as a subset of convertible securities because they may be called for conversion by the issuers after a particular date and under certain circumstances (including at a specified price) established upon its issuance.  The conversion is not optional, and the conversion price is based solely upon the market price of the underlying common stock, which may be significantly less than par or the price paid.  For these reasons, the risks associated with investing in mandatory convertible securities most closely resemble the risks inherent in common stocks.  If a mandatory convertible security is called for conversion, a Portfolio Fund will be required to either convert it into the underlying common stock or sell it to a third party, which may have an adverse effect on the Portfolio Fund’s ability to achieve its investment objective.  Mandatory convertible securities customarily pay a higher coupon yield to compensate for the potential risk of additional price volatility and loss upon redemption.  Because the correlation of common stock risk increases as the security approaches its redemption date, there can be no assurance that the higher coupon will compensate for the potential loss.

A Portfolio Fund also may invest in so-called “synthetic convertible securities,” which are comprised of two or more different securities, each with its own market value, whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio Fund may purchase a non-convertible debt security and a warrant or option. The “market value” of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Fixed-Income Securities

Some Portfolio Funds may invest in fixed-income securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness or financial condition of the issuer and general market liquidity (i.e., market risk).

The Portfolio Funds may invest in both investment grade and non-investment grade debt securities.  Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by a Portfolio Fund’s manager to be of comparable quality.  Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default.

High Yield-Lower Rated Securities.  Higher yielding (and, therefore, higher risk) securities may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for a Portfolio Fund to sell certain securities or could result in lower prices than those used in calculating the Portfolio Fund’s net asset value. Higher yielding securities also may be particularly susceptible to economic downturns.

5

An economic recession could adversely affect the ability of the issuers of lower rated bonds to repay principal and pay interest thereon and increase the incidence of default for such securities. It is likely that an economic recession also could disrupt severely the market for such securities and have an adverse impact on their value.

Bond prices are inversely related to interest rate changes; however, bond price volatility also may be inversely related to coupon. Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupon.  This higher coupon is what the investor receives in return for bearing greater credit risk.  The higher credit risk associated with below investment grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in the Portfolio Fund’s relative share price volatility.  The ratings of the NRSROs represent their opinions as to the quality of the obligations which they undertake to rate.  Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities.  The Portfolio Funds will rely on the judgment, analysis and experience of their managers in evaluating the creditworthiness of an issuer.

Because there is no established retail secondary market for many higher yielding securities, the Fund anticipates that such securities held by the Portfolio Funds could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and a Portfolio Fund’s ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.  The lack of a liquid secondary market for certain securities also may make it more difficult for the Portfolio Fund to obtain accurate market quotations for purposes of valuing the Portfolio Fund’s portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

Companies that issue certain higher yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

Zero Coupon, Pay-In-Kind and Step-Up Securities.  Portfolio Funds may invest in zero coupon U.S. Treasury securities, which are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons.  Zero coupon securities also are issued by corporations and financial institutions that constitute a proportionate ownership of the issuer’s pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity.  Portfolio Funds may invest in pay-in-kind bonds, which are bonds that generally pay interest through the issuance of additional bonds.  Portfolio Funds also may purchase step-up coupon bonds, which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The market prices of these securities generally are more volatile than the market prices of securities that pay cash interest periodically and are likely to

6

respond to a greater degree to changes in interest rates than securities having similar maturities and credit qualities. In addition, unlike bonds that pay cash interest throughout the period to maturity, a Portfolio Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Portfolio Fund may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments.  To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, the Portfolio Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Variable and Floating Rate Securities

Portfolio Funds may invest in variable and floating rate securities, which provide for a periodic adjustment in the interest rate paid on the obligations.  The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations.  The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate.

A Portfolio Fund may invest in floating rate debt instruments (“floaters”).  The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate.  The interest rate on a floater resets periodically, typically every six months.  Because of the interest rate reset feature, floaters provide the Portfolio Fund with a certain degree of protection against rises in interest rates, although the Portfolio Fund will participate in any declines in interest rates as well.

A Portfolio Fund also may invest in inverse floating rate debt instruments (“inverse floaters”).  The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index.  An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Senior Loans

Certain Portfolio Funds may invest in senior secured floating rate loans (“Senior Loans”).  Senior Loans generally are made to corporations, partnerships and other business entities (“Borrowers”) which operate in various industries and geographical regions.  Senior Loans, which typically hold the most senior position in a Borrower’s capital structure, pay interest at rates that are redetermined periodically on the basis of a floating base lending rate, such as the London Inter-bank Offered Rate (“LIBOR”), plus a premium.  This floating rate feature should help to minimize changes in the principal value of the Senior Loans resulting from interest rate changes.  The Borrowers generally will use proceeds from Senior Loans to finance leveraged buyouts, recapitalizations, mergers, acquisitions and stock repurchases and, to a lesser extent, to finance internal growth and for other corporate purposes.  A Portfolio Fund may invest in Senior Loans that are below investment grade quality and are speculative investments that are subject to credit risk.

Senior Loans in which a Portfolio Fund may invest, may not be rated by a rating agency, will not be registered with the Securities and Exchange Commission or any state securities commission and generally will not be listed on any national securities exchange.  Therefore, the amount of public information available about Senior Loans will be limited, and the performance of the Portfolio Fund’s investments in Senior Loans will be more dependent on the analytical abilities of the Portfolio Fund’s investment adviser than would be the case for investments in more widely rated, registered or exchange-listed securities.  In evaluating the creditworthiness of Borrowers, a Portfolio Fund’s investment adviser may consider, and may rely in part, on analyses performed by others.  Moreover, certain Senior Loans will be subject to contractual restrictions on resale and, therefore, will be illiquid.

Municipal Obligations

The Fund may invest in Portfolio Funds that invest in municipal obligations.  Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, generally to obtain funds for various public purposes and include certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments that are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements that are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation’s interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be

7

separated from the related municipal obligation and purchased and sold separately.  A Portfolio Fund also may acquire call options on specific municipal obligations.  The Portfolio Fund generally would purchase these call options to protect the Portfolio Fund from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations offering yields comparable to, and in some cases greater than, the yields available on other Portfolio Fund investments.  Dividends received by stockholders on Fund shares that are attributable to interest income received by Portfolio Funds from municipal obligations generally will be subject to Federal income tax.

Mortgage-Related Securities

Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.  These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits (“REMICs”), adjustable rate mortgages, real estate investment trusts or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates, those with interest rates based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest.

Residential Mortgage-Related Securities.  Portfolio Funds may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued by governmental agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”), or issued by private entities.  Similar to commercial mortgage-related securities, residential mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also know as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States.  GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States.  Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA.  Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”).  Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC.  FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Commercial Mortgage-Related Securities.  Portfolio Funds may invest in commercial mortgage-related securities which generally are multi-class debt or pass-through certificates secured by mortgage

8

loans on commercial properties.  Similar to residential mortgage-related securities, commercial mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.  These mortgage-related securities generally are constructed to provide protection to the senior classes investors against potential losses on the underlying mortgage loans.  This protection is generally provided by having the holders of the subordinated class of securities (“Subordinated Securities”) take the first loss if there are defaults on the underlying commercial mortgage loans.  Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

Subordinated Securities.  Portfolio Funds may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers.  Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages.  The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities.  On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage.  Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

Collateralized Mortgage Obligations (“CMOs”) and Multi-Class Pass-Through Securities.  Portfolio Funds may invest in CMOs, which are multiclass bonds backed by pools of mortgage pass-through certificates or mortgage loans.  CMOs may be collateralized by (a) GNMA, Fannie Mae or FHLMC pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans’ Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities or (e) any combination thereof.

Each class of CMOs, often referred to as a “tranche,” is issued at a specific coupon rate and has a stated maturity or final distribution date.  Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.  The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways.  One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the LIBOR (or sometimes more than one index).  These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon.  Portfolio Funds also may invest in inverse floating rate CMOs.  Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as the LIBOR.  Accordingly, the coupon rate thereon will increase as interest rates decrease.  Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes.  The coupon varying inversely to a multiple of an applicable index creates a leverage factor.  Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal.  The markets for inverse floating rate CMOs with highly leveraged characteristics may at times be very thin.  A Portfolio Fund’s ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities.  It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

9

Stripped Mortgage-Backed Securities.  Portfolio Funds also may invest in stripped mortgage-backed securities which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments.  Mortgage securities may be partially stripped so that each investor class received some interest and some principal.  When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO.  Strips can be created in a pass-through structure or as tranches of a CMO.  The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio Fund may not fully recoup its initial investment in IOs.  Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

Private Entity Securities.  Portfolio Funds may invest in mortgage-related securities issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers.  Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance.  The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.  There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss.  No insurance or guarantee covers the Portfolio Fund or the price of the Portfolio Fund’s shares.  Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

CMO Residuals.  CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

The cash flow generated by the mortgage assets underlying series of CMOs is applied first to make required payments of principal of and interest on the CMOs and second to pay the related administrative expenses of the issuer.  The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments.  Each payment of such excess cash flow to a holder of the related CMO residual represents dividend or interest income and/or a return of capital.  The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMOs, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets.  In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets in the same manner as an IO class of stripped mortgage-back securities.  See “Stripped Mortgage-Backed Securities” above.  In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to the level of the index upon which interest rate adjustments are based.  As described above with respect to stripped mortgage-back securities, in certain circumstances, the Portfolio Fund may fail to fully recoup its initial investment in a CMO residual.

CMO residuals generally are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers.  CMO residuals may not have the liquidity of other more established securities trading in other markets.  Transactions in CMO residuals are generally

10

completed only after careful review of the characteristics of the securities in question.  In addition, whether or not registered under the Securities Act of 1933, as amended, CMO residuals may be subject to certain restrictions of transferability.  Ownership of certain CMO residuals imposes liability for certain of the expenses of the related CMO issuer on the purchaser.

Other Mortgage-Related Securities.  Other mortgage-related securities in which a Portfolio Fund may invest include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.  Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Asset-Backed Securities

Asset-backed securities are a form of derivative.  The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities.  These securities include debt securities and securities with debt-like characteristics.  The collateral for these securities has included credit card and automobile receivables, home equity loans, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables.  Some of the Portfolio Funds may invest in these and other types of asset-backed securities that may be developed in the future.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities.  Primarily, these securities may provide a Portfolio Fund with a less effective security interest in the related collateral than do mortgage-backed securities.  Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.  Most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof.  In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to so do, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the securities.  Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties.  Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the securities, usually is not amended to reflect the assignment of the seller’s security interest for the benefit of the holders of the securities.  Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.  In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner’s obligation certain defenses such owner would have against the seller of the motor vehicle.  The assertion of such defenses could reduce payments on the related securities.

Master Limited Partnerships

Portfolio Funds may invest in equity securities of master limited partnerships (“MLPs”).  An MLP generally has two classes of partners, the general partner and the limited partners.  The general partner normally controls the MLP through an equity interest plus units that are subordinated to the common (publicly traded) units for an initial period and then only converting to common if certain financial tests are met.  As a motivation for the general partner to successfully manage the MLP and increase cash flows, the terms of most MLPs typically provide that the general partner receives a larger portion of the net income as distributions reach higher target levels.  As cash flow grows, the general partner receives a greater interest in the incremental income compared to the interest of limited partners.  The general partner’s incentive compensation typically increases to up to 50% of incremental income.  Nevertheless, the aggregate amount distributed to limited partners will increase as MLP distributions reach higher target levels.  Given this incentive structure, the general partner has an incentive to streamline operations and undertake acquisitions and growth projects in order to increase distributions to all partners.

MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company’s success through distributions and/or capital appreciation. Unlike stockholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement.  MLPs are required by their partnership agreements to distribute a large percentage of their current operating earnings.  Common unit holders generally have first right to a minimum quarterly distribution prior to distributions to the convertible subordinated unit holders or the general partner (including incentive distributions).  Common unit holders typically have arrearage rights if the minimum quarterly distribution is not met.  In the event of liquidation, MLP common unit holders have first right to the partnership’s remaining assets after bondholders, other debt holders, and preferred unit holders have been paid in full.  MLP common units trade on a national securities exchange or over-the-counter.  Some limited liability companies (“LLCs”) may be treated as MLPs for federal income tax purposes. Similar to MLPs, LLCs typically do not pay federal income tax at the entity level and are required by their operating agreements to distribute a large percentage of their current operating earnings.  In contrast to MLPs, LLCs have no general partner and there are no incentives that entitle management or other unit holders to increased percentages of cash distributions as distributions reach higher target levels.  In addition, LLC common unit holders typically have voting rights with respect to the LLC, whereas MLP common units have limited voting rights.  MLP common units and other equity securities can be affected by macro economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or a MLP’s business sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow).  Prices of common units of individual MLPs and other equity securities can also be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

MLP convertible subordinated units are typically issued by MLPs to founders, corporate general partners of MLPs, entities that sell assets to the MLP, and institutional investors, and may be purchased in direct placements from such persons.  The purpose of the convertible subordinated units is to increase the likelihood that during the subordination period there will be available cash to be distributed to common unit holders.  Convertible subordinated units generally are not entitled to distributions until holders of common units have received specified minimum quarterly distributions, plus any arrearages, and may receive less in distributions upon liquidation.  Convertible subordinated unit holders generally are entitled to a minimum quarterly distribution prior to the payment of incentive distributions to the general partner, but are not entitled to arrearage rights.  Therefore, they generally entail greater risk than MLP common units.  They are generally convertible automatically into the senior common units of the same issuer at a one-to-one ratio upon the passage of time or the satisfaction of certain financial tests.  These units do not trade on a national exchange or over-the-counter, and there is no active market for convertible subordinated units. The value of a convertible security is a function of its worth if converted into the underlying common units.  Convertible subordinated units generally have similar voting rights to MLP common units.  Because convertible subordinated units generally convert to common units on a one-to-one ratio, the price that a Portfolio Fund could be expected to pay upon purchase or to realize upon resale is generally tied to the common unit price less a discount. The size of the discount varies depending on a variety of factors including the likelihood of conversion, and the length of time remaining to conversion, and the size of the block purchased.

MLP I-Shares represent an indirect investment in MLP I-units.  I-units are equity securities issued to affiliates of MLPs, typically a limited liability company, that own an interest in and manage the MLP.  The issuer has management rights but is not entitled to incentive distributions.  The I-Share issuer’s assets consist exclusively of MLP I-units.  Distributions by MLPs to I-unit holders are made in the form of additional I-units, generally equal in amount to the cash received by common unit holders of MLPs.  Distributions to I-Share holders are made in the form of additional I-Shares, generally equal in amount to the I-units received by the I-Share issuer.  The issuer of the I-Share is taxed as a corporation for federal income tax purposes; however, the MLP does not allocate income or loss to the I-Share issuer.  Accordingly, investors receive a Form 1099, are not allocated their proportionate share of income of the MLPs and are not subject to state income tax filing obligations.  The price of I-Shares and their volatility tend to be correlated to the price of common units, although the price correlation is not precise.

Real Estate Investment Trusts

A real estate investment trust (“REITs”) is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  The Code permits a qualifying REIT to deduct dividends paid, thereby

11

effectively eliminating corporate level U.S. Federal income tax and making the REIT a pass-through vehicle for federal income tax purposes.  To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from certain prescribed sources relating to real estate (including rents from real property and interest on loans secured by mortgages on real property), and distribute to stockholders annually a substantial portion of its otherwise taxable income.

REITs are characterized as equity REITs, mortgage REITs and hybrid REITs.  Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn.  Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value.  Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower.  Mortgage REITs derive their income from interest payments on such loans.  Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.  The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill.  They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the Investment Company Act of 1940, as amended (the “1940 Act”).

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT.  A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations.  REITs are dependent upon the skills of their managers and are not diversified.  REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers.  REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

REITs (especially mortgage REITs) are also subject to interest rate risks.  When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise.  Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline.  If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

Leverage

Using leverage (borrowing for investment purposes) is a speculative investment technique and involves certain risks.  These include higher volatility of net asset value, the likelihood of more volatility in the market value of a Portfolio Fund’s common stock and the possibility either that the Portfolio Fund’s return will fall if the interest rate on any borrowings rises, or that income and the Portfolio Fund’s distributions will fluctuate because the interest rate on borrowings varies.  So long as a Portfolio Fund is able to realize a higher net return on its investment portfolio than the then current cost of any leverage together with other related expenses, the effect of the leverage will be to cause the Portfolio Fund to realize higher net return than if the Portfolio Fund were not so leveraged.  On the other hand, to the extent

12

that the then current cost of any leverage, together with other related expenses, approaches the net return on the Portfolio Fund’s investment portfolio, the benefit of leverage to the Portfolio Fund’s common stockholders will be reduced, and if the then current cost of any leverage were to exceed the net return on the Portfolio Fund’s portfolio, the Portfolio Fund’s leveraged capital structure would result in a lower rate of return than if the Portfolio Fund were not so leveraged.  If the market value of the Portfolio Fund’s portfolio declines, the leverage will result in a greater decrease in net asset value than if the Portfolio Fund were not leveraged.  A greater net asset value decrease also will tend to cause a greater decline in the market price for the Portfolio Fund’s common stock.  There can be no assurance that any leverage strategy a Portfolio Fund employs will be successful.  The Portfolio Fund will pay any costs and expenses relating to any borrowings. The Fund also may, but does not currently intend to, engage in leverage, which would have the same effect on the Fund directly as the effect on the Fund when Portfolio Funds engage in leverage.

Defensive Positions; Use of Proceeds

For temporary defensive purposes or to keep cash on hand fully invested, and following the offering pending investment in securities that meet the Fund’s investment objective, the Fund may invest up to 100% of its total assets in U.S. Government securities or high-quality, short-term money market instruments.

The Fund may invest in U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and GNMA, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the FNMA, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

Money market instruments and short-term fixed income investments include:

(1)          certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation.

(2)          repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate.  Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers’ acceptances in which the Fund may invest. Repurchase agreements may

13

be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Investment Manager monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The Investment Manager does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a Federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(3)          commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation.  There is no secondary market for such notes. However, they are redeemable by the Fund at any time.

If the Fund invests in commercial paper, the Investment Manager will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and/or interest on demand. Investments in commercial paper will be limited to commercial paper rated in the two highest categories by a major rating agency or are unrated but determined to be of comparable quality by the Investment Manager and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

Foreign Securities

Foreign securities in which the Portfolio Funds may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets or may be purchased in private placements and not be publicly traded.  Foreign securities markets generally are not as developed or efficient as those in the United States.  Securities of some foreign issuers, including depositary receipts (described below), foreign government obligations and securities of supranational entities, are less liquid and more volatile than securities of comparable U.S. issuers.  Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

Because evidences of ownership of such securities usually are held outside the United States, a Portfolio Fund will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions, which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.

Developing countries have economic structures that generally are less diverse and mature, and political systems that are less stable, than those of developed countries.  The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors.  Many developing countries providing investment opportunities have experienced substantial, and in some periods extremely high, rates of inflation for

14

many years.  Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

Depositary Receipts.  Some Portfolio Funds will invest in securities of foreign issuers and in depositary receipts, such as American Depositary Receipts and American Depositary Shares (“ADRs”), Global Depositary Receipts and Global Depositary Shares (“GDRs”) and other forms of depositary receipts.  ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities.  Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

These securities may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary.  A depositary may establish an unsponsored facility without participation by the issuer of the deposited security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Derivatives

Portfolio Funds may invest in, or enter into, derivatives such as forward contacts, options, futures contracts, options on futures contracts and swap agreements.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter (“OTC”) derivatives.  Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives.  This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk.  As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange.  In contrast, no clearing agency guarantees over-the-counter derivatives.  Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default.  OTC derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and a Portfolio Fund as a whole.  Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Portfolio Fund’s performance and, as a result, the Fund’s performance.  If the Portfolio Fund invests in derivatives at inopportune times or if the Portfolio Fund’s manager judges market conditions incorrectly, such investments may lower the Portfolio Fund’s return or result in a loss.  A Portfolio Fund also could experience losses if it were unable to liquidate its position because of an illiquid secondary market.  The market for many derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.  Successful use of derivatives by a Portfolio Fund also is subject to the ability of the Portfolio Fund’s manager to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the derivatives.

15

The Fund will not be a commodity pool (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the Commodity Futures Trading Commission (the “CFTC”)).  In addition, the Fund has claimed an exclusion from the definition of commodity pool operator and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

Foreign Currency Transactions.  Currency transactions include forward currency contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and OTC options on currencies and currency swaps.  Foreign currency transactions may involve, for example, a Portfolio Fund’s purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies.  A short position would involve the Portfolio Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Portfolio Fund contracted to receive.  The Portfolio Fund’s success in these transactions will depend principally on the Portfolio Fund’s manager’s ability to predict accurately future foreign currency exchange rates.

Currency exchange rates may fluctuate significantly over short periods of time.  They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective.  Currency exchange rates also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

Forward Currency Contracts.  A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract.  These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.  Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to the Portfolio Fund and, as a result, the Fund.

Futures Transactions.  A Portfolio Fund may enter into futures contracts and options thereon in U.S. domestic markets, or on exchanges located outside the United States.  These futures contracts and options include these with respect to foreign currencies and interest rates.  A currency future obligates a Portfolio Fund to purchase or sell an amount of a specific currency at a future date at a specific price.  An interest rate future obligates the Portfolio Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States.  Foreign markets, however, may have greater risk potential than domestic markets.  For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract.  In addition, any profits the Portfolio Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Portfolio Fund could incur losses as a result of those changes.  Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not.  Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

16

Engaging in these transactions involves risk of loss to the Portfolio Fund which could adversely affect the value of the Portfolio Fund’s net assets.  Although a Portfolio Fund generally will purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time.  Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day.  Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio Fund to substantial losses.  In addition, if the Portfolio Fund has insufficient cash, it may have to sell portfolio holdings to meet daily variation margin requirements.  The Portfolio Fund may have to sell portfolio holdings at a time when it may be disadvantageous to do so.

Options.  Portfolio Funds may buy and sell (write) covered call and put options.  A covered call option written by a Portfolio Fund is a call option with respect to which the Portfolio Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets.  A put option written by the Portfolio Fund is covered when, among other things, the Portfolio Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken.  The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.  The Portfolio Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

Portfolio Funds may buy and sell call and put options on foreign currency.  A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying currency at the exercise price at any time during the option period, or at a specific date, at a price which the purchaser expects to be lower than the spot price of the currency at the time the option is exercised.  Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying currency at the exercise price at any time during the option period, or at a specific date, at a price which the seller anticipates to be higher than the spot price of the currency at the time the option is exercised.

Portfolio Funds may purchase cash-settled options on interest rate swaps, including interest rate swaps denominated in foreign currency in pursuit of its investment objective.  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency.  A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date.  These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist.  A liquid secondary market in an option may cease to exist for a variety of reasons.  In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options.  There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur.  In such event, it might not be possible to effect closing transactions in particular options.  If, as a covered call option writer, the Portfolio Fund is unable to effect a closing purchase transaction in a secondary market,

17

it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Swap Agreements.  Portfolio Funds may enter into interest rate, equity index, credit, currency and total return swap agreements and swaptions (options on swaps).  These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Interest Rate Swaps.  Forms of interest rate swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit Swaps.  In a credit swap (also sometimes referred to as “credit default swap” or “credit default put”), one party makes an upfront payment or a series of periodic payments and, upon the occurrence of a specified credit event with respect to a designated third party, the other party makes a payment based on a notional amount or the face value of a specified instrument, which in some (but not all) cases will only be made against delivery of such specified instrument.

Total Return Swaps.  In a total return swap, one party pays a rate of interest in exchange for the total rate of return on another investment.

Equity Index Swaps.  Equity index swaps involve the exchange by a Portfolio Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends.  Portfolio Funds may purchase cash-settled options on equity index swaps. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

Currency Swaps.  Currency swaps involve the exchange of rights to make or receive payments in specified foreign currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for another designated currency.

Most swap agreements entered into by a Portfolio Fund would calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, the Portfolio Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  The risk of loss with respect to swaps is limited to the net amount of interest payments that the Portfolio Fund is contractually obligated to make.  If the other party to a swap defaults, the Portfolio Fund’s risk of loss consists of the net amount of payments that the Portfolio Fund contractually is entitled to receive.

18

The use of swaps is a highly specialized activity which involves special investment techniques and risks, including increased volatility and the credit risk associated with the counterparty to the derivative.  These investments generally will be subject to transaction costs and other fees, which will reduce the value of a Portfolio Fund’s investment.  In addition, if the manager of a Portfolio Fund is incorrect in its forecasts of market values, interest rates or exchange rates, the performance of the Portfolio Fund may be adversely affected.

Structured Notes and Related Instruments.  Structured notes and related instruments are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market, interest rate or other financial indicator (an “embedded index”) or the relevant changes in two or more embedded indices, such as the differential performance of two assets or markets.

Structured instruments may be issued by corporations, including banks, as well as by governmental agencies.  Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances.  Structured instruments issued through a trust or partnership through which a Portfolio Fund would hold the underlying debt obligations may be in the form of swap products, in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate, or partnerships which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.  The terms of structured instruments assembled in the form of medium-term notes normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding.  As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments.  The value of structured instruments may move in the same or the opposite direction as the value of the embedded index, so that appreciation of the embedded index may produce an increase or decrease in the interest rate or value of the instrument at maturity.  The terms of structured instruments may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio Fund’s entire investment.  Consequently, structured instruments may entail a greater degree of market risk and volatility than other types of debt obligations.  The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s) so that the instrument may be more or less volatile than the embedded index, depending on the multiplier.  Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

Other Investment Companies

In accordance with Section 12(d)(1)(F) of the 1940 Act, the Fund will be limited by provisions of the 1940 Act that limit the amount the Fund can invest in any one Portfolio Fund to 3% of the Portfolio Fund’s total outstanding stock.  As a result, the Fund may hold a smaller position in a Portfolio Fund than if it were not subject to this restriction.  To comply with provisions of the 1940 Act, on any matter upon which Portfolio Fund stockholders are solicited to vote the Investment Manager will vote Portfolio Fund shares in the same general proportion as shares held by other stockholders of the Portfolio Fund.

19

Restricted and Illiquid Securities

Portfolio Funds may invest in illiquid securities (i.e., securities that are not readily marketable).  A Portfolio Fund may not be able to readily dispose of such securities at prices that approximate those at which the Portfolio Fund could sell such securities if they were more widely traded.

Cash Reserves

The Fund’s cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments.

Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements. Repurchase agreements may be entered into with member banks of the Federal Reserve System or “primary dealers” (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Other acceptable money market instruments include commercial paper rated by any nationally recognized rating agency, certificates of deposit, bankers’ acceptances issued by domestic banks having managed assets in excess of one billion dollars, and money market mutual funds.

In entering into a repurchase agreement for the Fund, the Investment Manager will evaluate and monitor the creditworthiness of the vendor. In the event that a vendor should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price.  If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

INVESTMENT RESTRICTIONS

The investment objective and the general investment policies and investment techniques of the Fund are described in the Prospectus. The Fund has also adopted certain investment restrictions limiting the following activities except as specifically authorized:

The Fund may not:

1.     Issue senior securities (including borrowing money for other than temporary purposes) except in conformity with the limits set forth in the 1940 Act or pursuant to exemptive relief therefrom; or pledge, mortgage or hypothecate its assets other than to secure such issuances or borrowings or in connection with permitted investment strategies; provided that, notwithstanding the foregoing, the Fund may borrow up to an additional 5% of its total assets for temporary purposes;

2.     Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

3.     Purchase or sell real estate or mortgages on real estate, except that Portfolio Funds may invest in securities of companies that deal in real estate or are engaged in the real estate business, including REITs and securities secured by real estate or interests therein, and a Portfolio Fund may hold and sell real estate or mortgages on real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Portfolio Fund’s ownership of such securities;

20

4.     Purchase or sell commodities or commodity futures contracts, except that the Portfolio Funds may invest in financial futures contracts, forward contracts and options thereon, and currency options and such similar instruments;

5.     Make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities;

6.     Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitation shall not apply to obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities;

7.     Acquire or retain securities of any investment company other than (a) in accordance with the limits permitted by Section 12(d)(1) of the 1940 Act, or any exemption granted under the 1940 Act and the rules thereunder, and (b) through the acquisition of securities of any investment company as part of a merger, consolidation or similar transaction; or

8.     Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities.

The investment restrictions numbered 1 through 6 in this SAI have been adopted as fundamental policies of the Fund.  Under the 1940 Act, a fundamental policy may not be changed without the approval of the holders of a “majority of the outstanding” Common Shares.  When used with respect to particular shares of the Fund, a “majority of the outstanding” shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less. Investment restrictions numbered 7 and 8 above are non-fundamental and may be changed at any time by vote of a majority of the Board of Directors.

For purposes of investment restriction number 6, the Portfolio Funds are not considered a part of an industry.  The Fund may invest in Portfolio Funds that may concentrate their assets in one or more industries.  If a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund’s total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board of Directors. The Directors approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund’s agreements with its Investment Manager, sub-administrator, custodian and transfer agent. The management of the Fund’s day-to-day operations is delegated to its officers and the Investment Manager, subject always to the investment objective and policies of the Fund and to the general supervision of the Directors.

Basic information about the identity and experience of each Director and officer is set forth in the charts below.  The Investment Manager is a wholly owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol “CNS.”

21

The Directors of the Fund, their addresses, their ages, the length of time served, their principal occupations for at least the past five years, the number of portfolios they oversee within the Fund complex, and other directorships held by the Director are set forth below.

Name, Address(1) And Age	Position Held With the Fund(2) Since and Term(3)	Principal Occupation During Past 5 Years (Including Other Directorships Held)

Interested Directors*
Robert H. Steers Age: 53	Director and Co-Chairman	Co-Chairman and Co-Chief Executive Officer of the Investment Manager and CNS. Prior thereto, Chairman of the Investment Manager.

Martin Cohen Age: 57	Director and Co-Chairman	Co-Chairman and Co-Chief Executive Officer of the Investment Manager and CNS. Prior thereto, President of the Investment Manager.

Disinterested Directors
Bonnie Cohen** Age: 63	Director	Private Consultant. Prior thereto, Undersecretary of State, United States Department of State. Director of Wellsford Real Properties, Inc.

George Grossman Age: 52	Director	Attorney-at-law.

Richard E. Kroon Age: 64	Director

Board member of Finlay Enterprises, Inc. (operator of department store fine jewelry leased departments), and a member of Investment Subcommittee, Monmouth University. Retired Chairman and Managing Partner of Sprout Group venture capital funds, then an affiliate of Donaldson, Lufkin and Jenrette Securities Corporation; and former chairman of the National Venture Capital Association.

Richard J. Norman Age: 63	Director	Private Investor. Prior thereto, Investment Representative of Morgan Stanley Dean Witter. President of the Board of Directors of Maryland Public Television; Board Member, Salvation Army.

Frank K. Ross Age: 63	Director

Professor of Accounting, Howard University. Board member of Pepco Holdings, Inc. (electric utility). Formerly, Midatlantic Area Managing Partner for Audit and Risk Advisory Services at KPMG LLP and Managing Partner of its Washington, DC office.

Willard H. Smith Jr.*** Age: 69	Director	Board member of Essex Property Trust, Inc., Realty Income Corporation and Crest Net Lease, Inc. Managing Director at Merrill Lynch & Co., Equity Capital Markets Division from 1983 to 1995.

C. Edward Ward, Jr. Age: 60	Director	Member of Board of Trustees of Manhattan College, Riverdale, New York. Formerly head of closed-end fund listings for the New York Stock Exchange.

*              Messrs. Cohen and Steers are “interested persons” as defined in the 1940 Act because of their positions with the Investment Manager.

**           Martin Cohen and Bonnic Cohen are unrelated.

***         Solely as a result of his ownership of securities of one of the underwriters, Mr. Smith is technically an “interested person” of the Fund (as defined in the 1940 Act), until after completion of this offering of the Common Shares. After completion of this offering, he will be a disinterested Director.

(1)           The address for all Directors is 280 Park Avenue, New York, NY 10017.

(2)           Each Director has served as a Director of the Fund since the Fund’s inception, and also serves as a Director of 19 other Cohen & Steers open- and closed-end registered investment companies (collectively, with the Fund, comprised of 20 investment portfolios, the “Cohen & Steers Funds”).

(3)           Beginning with the first annual meeting of stockholders of the Fund held after the initial public offering of the shares of the Fund the Board shall be divided into three classes:  Class I, Class II and Class III.  At the first annual meeting, Directors of Class I shall be elected to the Board for a term expiring at the next succeeding annual meeting of stockholders, Directors of Class II shall be elected to the Board for a term expiring at the second succeeding annual meeting of stockholders and Directors of Class III shall be elected to the Board for a term expiring at the third succeeding annual meeting of stockholders.  At each subsequent annual meeting of stockholders, the Directors chosen to succeed those whose terms are expiring shall be identified as being of the same class as the Directors whom they succeed and shall be elected for a term expiring at the time of the third succeeding annual meeting of stockholders subsequent to their election, or thereafter in each case when their respective successors are elected and qualified.

The officers of the Fund, their addresses, their ages, and their principal occupations for at least the past five years are set forth below.

Name, Address and Age(1)	Position(s) Held with Fund Since and Term(2)	Principal Occupation During Past Five Years

Adam M. Derechin Age: 42	President and Chief Executive Officer	Chief Operating Officer of the Investment Manager since August 2003. Senior Vice President of the Investment Manager from 1998 to August 2003.

Joseph M. Harvey Age: 42	Vice President	President of the Investment Manager since 2003 and prior to that, Senior Vice President and director of investment research.

William F. Scapell Age: 39	Vice President	Senior Vice President of the Investment Manager since February 2003. Prior thereto, chief strategist for preferred securities at Merrill Lynch & Co.

Douglas R. Bond	Vice President	Executive Vice President of the Investment Manager since

22

Name, Address and Age(1)	Position(s) Held with Fund Since and Term(2)	Principal Occupation During Past Five Years

Age: 47		June 2004. Prior thereto, first vice president at Merrill Lynch & Co., Inc. responsible for asset managers and funds.

James Giallanza Age: 40	Treasurer

Senior Vice President of the Investment Manager since September 2006.  Prior thereto, Deputy Head of the US Funds Administration and Treasurer & CFO of various mutual funds within the Legg Mason (formally Citigroup Asset Management) fund complex from August 2004 to September 2006; Director/Controller of the US wholesale business at UBS Global Asset Management (U.S.) from September 2001 to July 2004.

Jay J. Chen Age: 43	Assistant Treasurer	Senior Vice President of the Investment Manager since August 2003. Prior thereto, Vice President of the Investment Manager.

Lester Lay Age: 44	Assistant Treasurer	Vice President of the Investment Manager since June 2005. Prior thereto, Vice President at Morgan Stanley Investment Advisors from November 1996 to June 2005.

John E. McLean Age: 35	Secretary

Vice President and Associate General Counsel of the Investment Manager since September 2003. Prior thereto, Vice President, Law & Regulation, J. & W. Seligman & So. Incorporated (money manager) and Associate, Battle Fowler LLP (law firm).

Salvatore Rappa Age: 36

Assistant Secretary, Senior Vice President and Associate General Counsel of the Investment Manager since 2004. Prior to that, from 1999 to 2004, Vice President and Senior Counsel, BlackRock, Inc. (money manager).

Lisa Phelan Age: 38	Chief Compliance Officer

Vice President of the Investment Manager since 2006. Prior thereto, Chief Compliance Officer of Avatar Associates and Overture Asset Managers from 2003 to 2004. Prior thereto, First Vice President, Risk Management, for Prudential Securities.

(1)          The address of each officer is Cohen & Steers Capital Management, Inc., 280 Park Avenue, New York, New York 10017.

(2)          Each officer has been an officer of the Fund since the Fund’s inception and serves for an indefinite term, until his or her successor is elected and qualified.  Each officer serves in the same capacity for all of the Cohen & Steers Funds.

The following table provides information concerning the dollar range of the Fund’s equity securities owned by each Director and the aggregate dollar range of securities owned in the Cohen & Steers Funds.

	Dollar Range of Equity Securities in the Fund as of September 30, 2006	Aggregate Dollar Range of Equity Securities in the Cohen & Steers Funds as of September 30, 2006

Bonnie Cohen	None	over $100,000
Martin Cohen	None	over $100,000
George Grossman	None	over $100,000
Richard E. Kroon	None	$10,001-$50,000
Richard J. Norman	None	over $100,000
Frank K. Ross	None	over $100,000
Willard H. Smith Jr	None	over $100,000
Robert H. Steers	None	over $100,000
C. Edward Ward, Jr	None	$10,001-$50,000

Conflicts of Interest. No Director who is not an “interested person” of the Fund as defined in the 1940 Act (“Independent Directors”), and no immediate family members, owns any securities issued by the Investment Manager or any person or entity (other than a Cohen & Steers Fund) directly or indirectly controlling, controlled by or under common control with the Investment Manager. Solely as a result of his ownership of securities of one of the underwriters, Mr. Smith is an “interested person” of the Fund as defined in the 1940 Act until after completion of the offering. After the completion of the offering, he will be a non-interested Director.

Board’s Role in Fund Governance

Committees.  The Fund’s Board of Directors has four standing committees of the Board, the Audit Committee, the Nominating Committee, the Contract Review Committee and the Governance Committee,

23

each of which is composed solely of Independent Directors.  All of the Independent Directors are members of the Nominating and Contract Review Committees.  The members of the Governance Committee are Messrs. Norman, Smith and Ward.  The members of the Audit Committee are Ms. Cohen and Messrs. Grossman, Kroon and Ross.

The main function of the Audit Committee is to oversee the Fund’s accounting and financial reporting policies and practices and its internal controls, including by assisting with the Board’s oversight of the integrity of the Fund’s financial statements, the Fund’s compliance with legal and regulatory requirements, the selection, retention, qualifications and independence of the Fund’s independent registered public accounting firm, and the performance of the Fund’s internal control systems and independent registered public accounting firm.

The main functions of the Nominating Committee are to identify individuals qualified to become members of the Board of Directors in the event that a position is vacated or created, to select the Director nominees for the next annual meeting of stockholders and to set any necessary standards or qualifications for service on the Board of Directors. The Nominating Committee will consider nominees properly recommended by the Funds’ stockholders. Stockholders who wish to recommend a nominee should send nominations that include, among other things, biographical data and the qualifications of the proposed nominee to the Fund’s Secretary.

The main functions of the Contract Review Committee are to make recommendations to the Board of Directors after reviewing advisory and other contracts that the Fund has with the Investment Manager and to select third parties to provide evaluative reports and other information regarding the services provided by the Investment Manager to the Board.

The main function of the Governance Committee is to assist the Board in the oversight of appropriate and effective governance of the Fund. The Governance Committee will oversee, among other things, the structure and composition of the Board committees, the size of the Board and the compensation of independent directors for service on the Board and any Board committee.

COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS

The following table sets forth estimated information regarding compensation expected to be paid to Directors by the Fund for the fiscal year ending December 31, 2006. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other Cohen & Steers Fund.  Each of the other Directors is paid an annual retainer of $4,500 and a fee of $500 for each meeting attended and is reimbursed for the expenses of attendance at such meetings. In addition, the Cohen & Steers Funds pay the chair of the Governance Committee (Mr. Norman) and Contract Review Committee (Mr. Grossman) each an annual fee of $10,000, the Audit Committee chair (Mr. Ross) an annual fee of $15,000 and the lead Independent Director (Mr. Kroon) an annual fee of $50,000.  In the column headed “Total Compensation from the Fund and the Cohen & Steers Funds,” the compensation paid to each Director represents the aggregate amount expected to be paid to the Director by the Fund and the 19 other Cohen & Steers Funds for the fiscal year ending December 31, 2006. The Directors do not receive any pension or retirement benefits from the Cohen & Steers Funds.

Name of Person, Position of Fund Directors	Aggregate Compensation from Fund	Total Compensation from the Fund and the Cohen & Steers Funds
Bonnie Cohen,(1),(3) Director	$1,625	$123,625
Martin Cohen,(2) Director and Co-Chairman	$0	$0
George Grossman,(1),(3) Director	$1,750	$126,125
Richard E. Kroon,(1),(3) Director	$2,250	$131,125
Richard J. Norman,(1),(4) Director	$1,750	$126,125
Frank K. Ross,(1),(3) Director	$1,813	$131,125
Willard H. Smith Jr.,(1),(4) Director	$1,625	$118,625
Robert H. Steers,(2) Director and Co-Chairman	$0	$0
C. Edward Ward, Jr.,(1),(4) Director	$1,625	$118,625

(1)           Member of the Nominating Committee and Contract Review Committee.

(2)           “Interested person,” as defined in the 1940 Act, of the Fund because of affiliation with the Investment Manager.

(3)           Member of the Audit Committee

(4)           Member of the Governance Committee

Principal Stockholders

As of the date of this SAI, no Director or officer owned any Common Shares.  The Investment Manager owned of record and beneficially 5,250 shares of the Fund’s Common Shares, constituting 100% of

24

the outstanding shares of the Fund, and thus, until the public offering of the shares is completed, will control the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

The Investment Manager

Cohen & Steers Capital Management, Inc., with principal offices located at 280 Park Avenue, New York, New York 10017, is the Investment Manager to the Fund. The Investment Manager, a registered investment adviser, was formed in 1986. Its current clients include pension plans of leading corporations, endowment funds and the Cohen & Steers Funds. Mr. Cohen and Mr. Steers are “controlling persons” of the Investment Manager on the basis of their beneficial ownership of the Investment Manager’s stock.

Pursuant to the Investment Management Agreement, the Investment Manager furnishes a continuous investment program for the Fund’s portfolio, makes the day-to-day investment decisions for the Fund, executes the purchase and sale orders for the portfolio transactions of the Fund and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund.

Under the Investment Management Agreement, the Fund pays the Investment Manager a monthly management fee computed at the annual rate of .95% of the average daily net assets of the Fund.

The Investment Manager pays all expenses of the Fund and has also contractually agreed to reimburse the Fund so that its total annual Fund operating expenses do not exceed .95% of the Fund’s average daily net assets, excluding the fees and expenses of the Fund’s independent directors and legal counsel or consultants retained by the independent directors, taxes, interest charges, brokerage fees and commissions, trade organization membership dues, registration fees and, upon approval of the Fund’s Board of Directors, extraordinary expenses (such as litigation expenses).  This commitment will remain in place for the life of the Fund.  The Investment Manager also provides the Fund with such personnel as the Fund may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator, the transfer agent and the custodian, which the Investment Manager is not required to furnish under the Investment Management Agreement.  The personnel rendering these services, who may act as officers of the Fund, may be employees of the Investment Manager or its affiliates.  The cost to the Fund of these services must be agreed to by the Fund and is intended to be no higher than the actual cost to the Investment Manager or its affiliates of providing the services.  The Fund does not pay for services performed by officers of the Investment Manager or its affiliates.  The Fund may from time to time hire its own employees or contract to have services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund.

All of the officers of the Fund listed above are officers or employees of the Investment Manager. Their affiliations with the Fund and with the Investment Manager are provided under their principal business occupations.

Portfolio Managers

Portfolio Managers. The Fund’s portfolio managers (each referred to as a “portfolio manager”) are listed below. Each portfolio manager manages other investment companies and/or investment vehicles and accounts in addition to the Fund. The following tables show, as of September 30, 2006, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The portfolio managers do not receive performance-based fees with respect to any of the registered investment companies, other pooled investment vehicles or other accounts that they manage.

25

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
William F. Scapell	10(12,227,632)	5(969,574,343)	11(580,515,082)
Douglas R. Bond	0	0	0

The Fund is a newly organized investment company. Accordingly, as of the date of this SAI, none of the portfolio managers beneficially owns any securities issued by the Fund.

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Fund’s investments on the one hand and the investments of other accounts or vehicles for which the portfolio managers are responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions among the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to the Investment Manager. While this may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, the Investment Manager strives to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account-related impediments (such as client-imposed restrictions or lack of available cash), it is the policy of the Investment Manager to allocate investment ideas pro rata to all accounts with the same primary investment objective.

Investment Manager Compensation Structure.  Compensation of the Investment Manager’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting generally of restricted stock units of the Investment Manager’s parent, Cohen & Steers, Inc. The Investment Manager’s investment professional, including the portfolio managers, also receive certain retirement, insurance and other benefits that are broadly available to all of its employees. Compensation of the Investment Manager’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or around the December 31st fiscal year-end of CNS. This compensation structure has been in place since the initial public offering of common stock of CNS in 2004.

Method to Determine Compensation. The Investment Manager compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. The Investment Manager uses a variety of benchmarks to evaluate the portfolio managers’ performance, including the S&P 500 and the Lehman Aggregate Bond Index.  In evaluating the performance of a fund and its portfolio manager, primary emphasis is normally placed on one- and three-year performance, with secondary consideration of performance over longer periods of time. Performance is evaluated on a pre-tax and pre-expense basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis. The Investment Manager does not have any funds or accounts with performance-based advisory fees. Portfolio managers are also evaluated on the basis of their success in managing their dedicated team of analysts. The Investment Manager also bases its base compensation for its portfolio managers on the portfolio manager’s seniority and position with the firm.

The compensation of portfolio managers with other job responsibilities (such as acting as an executive officer of the Investment Manager or CNS and supervising various departments within the

26

Investment Manager or CNS) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them. The Investment Manager seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The Investment Manager participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Investment Manager and CNS. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the annual salary of each portfolio manager is fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation generally are a substantial portion of total compensation.

Administrative Services

Pursuant to the Investment Management Agreement, the Investment Manager also performs certain administrative and accounting functions for the Fund, including (i) providing office space, telephone, office equipment and supplies for the Fund; (ii) paying compensation of the Fund’s officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of the Fund; (iv) supervising preparation of the periodic updating of the Fund’s registration statement, including prospectus and SAI, for the purpose of filings with the Securities and Exchange Commission and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (v) supervising preparation of periodic reports to the Fund’s stockholders and filing of these reports with the Securities and Exchange Commission, Forms N-CSR, N-Q, N-SAR and N-PX filed with the Securities and Exchange Commission, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual stockholders; (vi) supervising the daily pricing of the Fund’s investment portfolio and the publication of the net asset value of the Fund’s shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the Fund, including the custodian, transfer agent and printers; (viii) providing trading desk facilities for the Fund; (ix) supervising compliance by the Fund with record-keeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the custodian and transfer agent) and preparing and filing of tax reports other than the Fund’s income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

In accordance with the terms of the Investment Management Agreement and with the approval of the Fund’s Board of Directors, the Investment Manager has caused the Fund to retain State Street Bank and Trust Company (“State Street Bank”) as sub-administrator under a fund accounting and administration agreement (the “Sub-Administration Agreement”).  Under the Sub-Administration Agreement, State Street Bank has assumed responsibility for performing certain of the foregoing administrative functions, including (i) determining the Fund’s net asset value and preparing these figures for publication; (ii) maintaining certain of the Fund’s books and records that are not maintained by the Investment Manager, custodian or transfer agent; (iii) preparing financial information for the Fund’s income tax returns, proxy statements, stockholders reports, and Securities and Exchange Commission filings; and (iv) responding to stockholder inquiries.

The Investment Manager remains responsible for monitoring and overseeing the performance by State Street Bank and The Bank of New York, as custodian and transfer agent, disbursing agent and registrar, respectively, of their obligations to the Fund under their respective agreements with the Fund, subject to the overall authority of the Fund’s Board of Directors.

27

Custodian and Transfer and Dividend Disbursing Agent

State Street Bank, which has its principal business office at One Lincoln Street, Boston, Massachusetts 21111, has been retained to act as custodian of the Fund’s investments. The Bank of New York, which has its principal business office at 101 Barclay Street, Floor 11 East, New York, New York 10286, has been retained as the Fund’s transfer agent, dividend disbursing agent and registrar. Neither State Street Bank nor The Bank of New York has any part in deciding the Fund’s investment policies or which securities are to be purchased or sold for the Fund’s portfolio.

Code of Ethics

The Fund and the Investment Manager have adopted codes of ethics under Rule 17j-1 under the 1940 Act. The code of ethics of the Fund and the Investment Manager, among other things, prohibits management personnel from investing in REITs and real estate securities, preferred securities and initial public offerings and requires pre-approval for investments in Cohen & Steers closed-end funds and private placements. In addition, the Fund’s independent directors are prohibited from purchasing or selling any security if they knew or reasonably should have known at the time of the transaction that the security is being considered for purchase or sale by the Fund, or is being purchased or sold by the Fund. These codes of ethics can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (information on the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-202-551-5850), is available on the EDGAR Database on the Securities and Exchange Commission’s web site at http:\\www.sec.gov, and copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or writing the Securities and Exchange Commission at Public Reference Section, Washington, D.C. 20549.

Privacy Policy

The Fund is committed to maintaining the privacy of its stockholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information, and why in certain cases we may share this information with others.

The Fund does not receive any nonpublic personal information relating to the stockholders who purchase shares through an intermediary that acts as the record owner of the shares. In the case of stockholders who are record owners of the Fund, we receive nonpublic personal information on account applications or other forms. With respect to these stockholders, the Fund also has access to specific information regarding their transactions in the Fund.

The Fund does not disclose any nonpublic personal information about its stockholders or former stockholders to anyone, except as permitted by law or as is necessary to service stockholder accounts. The Fund restricts access to nonpublic personal information about its stockholders to Cohen & Steers employees with a legitimate business need for the information.

Proxy Voting

The Fund’s Board of Directors has delegated the responsibility for voting proxies on behalf of the Fund to the Investment Manager.  The following is a summary of the proxy voting policies and procedures for the Investment Manager.

Voting rights are an important component of corporate governance. The Investment Manager has three overall objectives in exercising voting rights:

28

A.           Responsibility. The Investment Manager shall seek to ensure that there is an effective means in place to hold companies accountable for their actions. While management must be accountable to its board, the board must be accountable to a company’s stockholders. Although accountability can be promoted in a variety of ways, protecting stockholder voting rights may be among our most important tools.

B.             Rationalizing Management and Stockholder Concerns. The Investment Manager seeks to ensure that the interests of a company’s management and board are aligned with those of the company’s stockholders.  In this respect, compensation must be structured to reward the creation of stockholder value.

C.             Stockholder Communication. Since companies are owned by their stockholders, the Investment Manager seeks to ensure that management effectively communicates with its owners about the company’s business operations and financial performance. It is only with effective communication that stockholders will be able to assess the performance of management and to make informed decisions on when to buy, sell or hold a company’s securities.

In exercising voting rights, the Investment Manager shall conduct itself in accordance with the general principles set forth below.

1.               The ability to exercise a voting right with respect to a security is a valuable right and, therefore, must be viewed as part of the asset itself.

2.               In exercising voting rights, the Investment Manager shall engage in a careful evaluation of issues that may materially affect the rights of stockholders and the value of the security.

3.               Consistent with general fiduciary principles, the exercise of voting rights shall always be conducted with reasonable care, prudence and diligence.

4.               In exercising voting rights on behalf of clients, the Investment Manager conducts itself in the same manner as if it were the constructive owner of the securities.

5.               To the extent reasonably possible, the Investment Manager participates in each stockholder voting opportunity.

6.               Voting rights shall not automatically be exercised in favor of management-supported proposals.

7.               The Investment Manager, and its officers and employees, shall never accept any item of value in consideration of a favorable proxy voting decision.

Set forth below are general guidelines that the Investment Manager shall follow in exercising proxy voting rights:

Prudence.  In making a proxy voting decision, the Investment Manager shall give appropriate consideration to all relevant facts and circumstances, including the value of the securities to be voted and the likely effect any vote may have on that value. Since voting rights must be exercised on the basis of an informed judgment, investigation shall be a critical initial step.

Third Party Views. While the Investment Manager may consider the views of third parties, it shall never base a proxy voting decision solely on the opinion of a third party. Rather, decisions

29

shall be based on a reasonable and good faith determination as to how best to maximize stockholder value.

Stockholder Value. Just as the decision whether to purchase or sell a security is a matter of judgment, determining whether a specific proxy resolution will increase the market value of a security is a matter of judgment as to which informed parties may differ. In determining how a proxy vote may affect the economic value of a security, The Investment Manager shall consider both short-term and long-term views about a company’s business and prospects, especially in light of our projected holding period on the stock (e.g., the Investment Manager may discount long-term views on a short-term holding).

Set forth below are guidelines as to how specific proxy voting issues shall be analyzed and assessed. While these guidelines will provide a framework for our decision making process, the mechanical application of these guidelines can never address all proxy voting decisions. When new issues arise or old issues present nuances not encountered before, the Investment Manager must be guided by its reasonable judgment to vote in a manner that the Investment Manager deems to be in the best interests of the Fund and its stockholders.

Stock-Based Compensation

Approval of Plans or Plan Amendments. By their nature, compensation plans must be evaluated on a case-by-case basis. As a general matter, the Investment Manager always favors compensation plans that align the interests of management and stockholders. The Investment Manager generally approves compensation plans under the following conditions:

10% Rule. The dilution effect of the newly authorized shares, plus the shares reserved for issuance in connection with all other stock related plans, generally should not exceed 10%.

Exercise Price. The minimum exercise price of stock options should be at least equal to the market price of the stock on the date of grant.

Plan Amendments. Compensation plans should not be materially amended without stockholder approval.

Non-Employee Directors. Awards to non-employee directors should not be subject to management discretion, but rather should be made under non-discretionary grants specified by the terms of the plan.

Repricing/Replacement of Underwater Options. Stock options generally should not be re-priced, and never should be re-priced without stockholder approval. In addition, companies should not issue new options, with a lower strike price, to make up for previously issued options that are substantially underwater. The Investment Manager will vote against the election of any slate of directors that, to its knowledge, has authorized a company to re-price or replace underwater options during the most recent year without stockholder approval.

Reload/Evergreen Features. The Investment Manager will generally vote against plans that enable the issuance of reload options and that provide an automatic share replenishment (“evergreen”) feature.

Measures to Increase Executive Long-Term Stock Ownership. The Investment Manager supports measures to increase the long-term stock ownership by a company’s executives. These

30

include requiring senior executives to hold a minimum amount of stock in a company (often expressed as a percentage of annual compensation), requiring stock acquired through option exercise to be held for a certain minimum amount of time, and issuing restricted stock awards instead of options. In this respect, we support the expensing of option grants because it removes the incentive of a company to issue options in lieu of restricted stock. The Investment Manager also supports employee stock purchase plans, although the Investment Manager generally believes the discounted purchase price should be at least 85% of the current market price.

Vesting. Restricted stock awards normally should vest over at least a two-year period.

Other Stock Awards. Stock awards other than stock options and restricted stock awards should be granted in lieu of salary or a cash bonus, and the number of shares awarded should be reasonable.

Change of Control Issues

While the Investment Manager recognizes that a takeover attempt can be a significant distraction for the board and management to deal with, the simple fact is that the possibility of a corporate takeover keeps management focused on maximizing stockholder value. As a result, the Investment Manager opposes measures that are designed to prevent or obstruct corporate takeovers because they can entrench current management. The following are the Investment Manager’s guidelines on change of control issues:

Stockholder Rights Plans. The Investment Manager acknowledges that there are arguments for and against stockholder rights plans, also known as “poison pills.” Companies should put their case for rights plans to stockholders. The Investment Manager generally votes against any directors who, without stockholder approval, to our knowledge have instituted a new poison pill plan, extended an existing plan, or adopted a new plan upon the expiration of an existing plan during the past year.

Golden Parachutes. The Investment Manager opposes the use of accelerated employment contracts that result in cash grants of greater than three times annual compensation (salary and bonus) in the event of termination of employment following a change in control of a company. In general, the guidelines call for voting against “golden parachute” plans because they impede potential takeovers that stockholders should be free to consider. The Investment Manager generally withholds votes at the next stockholder meeting for directors who to its knowledge approved golden parachutes.

Approval of Mergers.  The Investment Manager votes against proposals that require a super-majority of stockholders to approve a merger or other significant business combination. The Investment Manager supports proposals that seek to lower super-majority voting requirements.

Routine Issues

Director Nominees in a Non-Contested Election.  The Investment Manager generally votes in favor of management proposals on director nominees.

Director Nominees in a Contested Election.  By definition, this type of board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Therefore, the economic impact of the vote in favor of or in opposition to that director or slate must be analyzed using a higher standard normally applied to changes in control. Criteria for evaluating director nominees as a group or individually should include: performance; compensation, corporate governance provisions and

31

takeover activity; criminal activity; attendance at meetings; investment in the company; interlocking directorships; inside, outside and independent directors; whether the chairman and CEO titles are held by the same person; number of other board seats; and other experience. It is impossible to have a general policy regarding director nominees in a contested election.

Board Composition.  The Investment Manager supports the election of a board that consists of at least a majority of independent directors. The Investment Manager generally withholds support for non-independent directors who serve on a company’s audit, compensation and/or nominating committees. The Investment Manager also generally withholds support for director candidates who have not attended a sufficient number of board or committee meetings to effectively discharge their duties as directors.

Classified Boards.  Because a classified board structure prevents stockholders from electing a full slate of directors at annual meetings, the Investment Manager generally votes against classified boards. The Investment Manager votes in favor of stockholder proposals to declassify a board of directors unless a company’s charter or governing corporate law allows stockholders, by written consent, to remove a majority of directors at any time, with or without cause.

Barriers to Stockholder Action.  The Investment Manager votes to support proposals that lower the barriers to stockholder action. This includes the right of stockholders to call a meeting and the right of stockholders to act by written consent.

Cumulative Voting.  Having the ability to cumulate votes for the election of directors—that is, cast more than one vote for a director about whom they feel strongly—generally increases stockholders’ rights to effect change in the management of a corporation. The Investment Manager therefore generally supports proposals to adopt cumulative voting.

Ratification of Registered Public Accounting Firms.  Votes generally are cast in favor of proposals to ratify an independent auditor, unless there is a reason to believe the auditing firm is no longer performing its required duties or there are exigent circumstances requiring us to vote against the approval of the recommended auditor. For example, the Investment Manager’s general policy is to vote against an independent auditor that receives more than 50% of its total fees from a company for non-audit services.

Stock Related Items

Increase Additional Common Stock.  The Investment Manager’s guidelines generally call for approval of increases in authorized shares, provided that the increase is not greater than three times the number of shares outstanding and reserved for issuance (including shares reserved for stock-related plans and securities convertible into common stock, but not shares reserved for any poison pill plan).

Votes generally are cast in favor of proposals to authorize additional shares of stock except where the proposal:

1.               creates a blank check preferred stock; or

2.               establishes classes of stock with superior voting rights.

Blank Check Preferred Stock.  Votes generally are cast in opposition to management proposals authorizing the creation of new classes of preferred stock with unspecific voting, conversion, distribution and other rights, and management proposals to increase the number of authorized blank check preferred shares. The Investment Manager may vote in favor of this type of proposal when it receives assurances to its reasonable satisfaction that (i) the preferred stock was authorized by the board for the use of legitimate capital formation purposes and not for anti-takeover purposes, and (ii) no preferred stock will be issued

32

with voting power that is disproportionate to the economic interests of the preferred stock. These representations should be made either in the proxy statement or in a separate letter from the company to the Investment Manager.

Preemptive Rights.  Votes are cast in favor of stockholder proposals restoring limited preemptive rights.

Dual Class Capitalizations.  Because classes of common stock with unequal voting rights limit the rights of certain stockholders, the Investment Manager votes against adoption of a dual or multiple class capitalization structure.

Social Issues

The Investment Manager believes that it is the responsibility of the board and management to run a company on a daily basis. With this in mind, in the absence of unusual circumstances, the Investment Manager does not believe that stockholders should be involved in determining how a company should address broad social and policy issues. As a result, the Investment Manager generally votes against these types of proposals, which are generally initiated by stockholders, unless the Investment Manager believes the proposal has significant economic implications.

Other Situations

No set of guidelines can anticipate all situations that may arise. The Investment Manager’s portfolio managers and analysts will be expected to analyze proxy proposals in an effort to gauge the impact of a proposal on the financial prospects of a company, and vote accordingly. These policies are intended to provide guidelines for voting. They are not, however, hard and fast rules because corporate governance issues are so varied.

Proxy Voting Procedures

The Investment Manager maintains a record of all voting decisions for the period required by applicable laws. In each case in which the Investment Manager votes contrary to the stated policies set forth in these guidelines, the record shall indicate the reason for such a vote.

Recordkeeping

The Designee shall be responsible for recording and maintaining the following information with respect to each proxy voted by the Investment Manager:

Name of the company

Ticker symbol

CUSIP number

Stockholder meeting date

Brief identification of each matter voted upon

Whether the matter was proposed by management or a stockholder

Whether the Investment Manager voted on the matter

If the Investment Manager voted, then how the Investment Manager voted

Whether the Investment Manager voted with or against management

33

Conflicts of Interest

There may be situations in which the Investment Manager may face a conflict between its interests and those of its clients or fund stockholders.  If the conflict is deemed material, the Investment Manager shall vote in accordance with the advice of a proxy voting service.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the Investment Manager.  There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker to execute each particular transaction, the Investment Manager will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, the Investment Manager shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker that provides research services to the Investment Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Investment Manager determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Investment Manager’s ongoing responsibilities with respect to the Fund. Research and investment information is provided by these and other brokers at no cost to the Investment Manager and is available for the benefit of other accounts advised by the Investment Manager and their respective affiliates, and not all of the information will be used in connection with the Fund.  This information may be useful in varying degrees and may tend to reduce the Investment Manager’s expenses.  The extent to which the Investment Manager makes use of statistical, research and other services furnished by brokers is considered by the Investment Manager in the allocation of brokerage business, but there is no formula by which such business is allocated. The Investment Manager does so in accordance with its judgment of the best interests of the Fund and its stockholders.

DETERMINATION OF NET ASSET VALUE

The Fund will determine the net asset value of its shares daily, as of the close of trading on the New York Stock Exchange (currently 4:00 p.m. New York time).  Net asset value of our Common Shares is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

For purposes of determining the net asset value of the Fund, Portfolio Fund shares and other securities will be valued at the last sale price for such securities on the securities exchange or market on which they are principally traded on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day.  If no bid or asked prices are quoted on such day, then securities are valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value.  Securities traded on

34

more than one exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, the security will be valued by another method that the Board of Directors believes accurately reflects fair value in accordance with the Fund’s pricing policies.  Other assets are valued at fair value by or pursuant to guidelines approved by the Board of Directors.

REPURCHASE OF SHARES

The Fund is a closed-end investment company and as such its stockholders will not have the right to cause the Fund to redeem their shares. Instead the Fund’s shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, price, dividend stability, relative demand for and supply of such shares in the market, market and economic conditions and other factors.  Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Fund’s Board of Directors may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of shares, which may include the repurchase of such shares in the open market, private transactions, the making of a tender offer for such shares at net asset value, or the conversion of the Fund to an open-end investment company.  The Board of Directors may not decide to take any of these actions.  During the pendency of a tender offer, the Fund will publish how Common Stockholders may readily ascertain the net asset value.  In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

Subject to its investment limitations, the Fund may use the accumulation of cash to finance repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund’s income. Any share repurchase, tender offer or borrowing that might be approved by the Board of Directors would have to comply with the 1934 Act and the 1940 Act and the rules and regulations under each of those Acts.

Although the decision to take action in response to a discount from net asset value will be made by the Board of Directors at the time it considers the issue, it is the Board’s present policy, which may be changed by the Board, not to authorize repurchases of Common Shares or a tender offer for such shares if (1) such transactions, if consummated, would (a) result in delisting of the common shares from the New York Stock Exchange, or (b) impair the Fund’s status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing its income to be taxed at the corporate level in addition to the taxation of stockholders who receive dividends from the Fund) or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund’s investment objective and policies in order to repurchase shares; or (3) there is, in the Board’s judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or a suspension of payment by U.S. banks in which the Fund invests, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by institutions or on the exchange of foreign currency, (e) commencement of armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its stockholders if shares were repurchased. The Board may in the future modify these conditions in light of experience. Currently,

35

the Fund’s Board has not considered whether the occupation of Iraq would prevent the repurchases of Common Shares or a tender offer for such shares.

The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund’s shares trading at a price equal to their net asset value. Nevertheless, the fact that the shares may be the subject of repurchase or tender offers at net asset value from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

Before deciding whether to take any action, the Fund’s Board of Directors would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund’s portfolio, the impact of any action on the Fund or its stockholders and market considerations. Based on the considerations, even if the Fund’s shares should trade at a discount, the Board may determine that, in the interest of the Fund and its stockholders, no action should be taken.

The Fund’s Articles of Incorporation provide that (beginning five years from the date of this prospectus) if the Fund’s Common Shares close on the New York Stock Exchange at an average price over a period of 75 consecutive trading days that is a 7.5% or greater discount from the average net asset value of the Fund’s Common Shares during such period, the Fund will convene  a stockholder meeting for the purpose of voting on a proposal that the Fund to convert to an open-end fund by amending the Fund’s Articles of Incorporation.  If, at the stockholder meeting, the proposal is approved by a majority of the outstanding voting securities of the Fund, the Fund will convert from a closed-end fund to an open-end fund.  See the Prospectus, “Conversion to Open-End Fund Status.”

TAXATION

Set forth below is a discussion of certain U.S. Federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of Federal income taxation that may be relevant to stockholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Fund

The Fund intends to elect to be treated as, and to qualify annually as, a regulated investment company under the Code.  It is expected that each Portfolio Fund in which the Fund invests also will elect to be treated as, and will qualify annually as, a regulated investment company under the Code.  As a regulated investment company, each Portfolio Fund will be subject to the same income and excise tax treatment, as described below, to which the Fund will be subject.

To qualify for the favorable U.S. Federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at end of each quarter of the taxable year, (i) at least 50% of the value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the

36

purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net tax-exempt interest each taxable year.

The American Jobs Creation Act of 2004 (the “Act”) provides that for taxable years of a regulated investment company beginning after October 22, 2004, net income derived from an interest in a “qualified publicly traded partnership,” as defined in the Code, will be treated as qualifying income for purposes of the 90% gross income requirement described above. In addition, for purposes of the diversification requirements described above, the outstanding voting securities of any issuer include the equity securities of a qualified publicly traded partnership, and no more than 25% of the value of a regulated investment company’s total assets may be invested in the securities of one or more qualified publicly traded partnerships. The Act also provides that the separate treatment for publicly traded partnerships under the passive activity rules of the Code applies to a regulated investment company holding an interest in a qualified publicly traded partnership, with respect to items attributable to such interest.

As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to stockholders. The Fund intends to distribute to its stockholders, at least annually, all or substantially all of its investment company taxable income and net capital gain. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement (described above) are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year), and (3) any ordinary income and capital gains from previous years that were not distributed during those years and on which the Fund paid no U.S. Federal income tax. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to stockholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its stockholders) and all distributions out of earnings and profits (including distributions of net capital gain) would be taxed to stockholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual stockholders and (ii) for the dividends received deduction (“DRD”) in the case of corporate stockholders.

Distributions

Dividends paid out of the Fund’s current and accumulated earnings and profits will, except in the case of qualified dividend income and capital gain dividends described below, be taxable to a U.S. stockholder as ordinary income to the extent of the Fund’s earnings and profits. If a portion of the Fund’s

37

income consists of qualifying dividends paid by U.S. corporations (other than REITs), a portion of the dividends paid by the Fund to corporate stockholders, if properly designated, may be eligible for the DRD. In addition, for taxable years beginning on or before December 31, 2010, distributions of investment company taxable income designated by the Fund as derived from qualified dividend income (i.e. generally dividends paid by certain U.S. corporations and “qualified foreign corporations”) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both the Fund and the stockholder.  However, even if income received is in the form of a distribution of qualified dividend income and is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other U.S. Federal income tax purposes.  Specifically, a dividend paid by the Fund to a stockholder will not be treated as qualified dividend income of the stockholder if (1) the dividend is received with respect to any share held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend, (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) if the recipient elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. A foreign corporation is a “qualified foreign corporation” if it is (1) incorporated in a possession of the United States or is eligible for benefits of a comprehensive income tax treaty with the United States that the United States Treasury Department determines is satisfactory for this purpose and that includes an exchange of information program or (2) any other foreign corporation with respect to any dividend paid by such corporation if the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A “qualified foreign corporation” does not include any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Because of the fact-specific nature of the inquiry, the Fund cannot predict at this time what portion of dividends it will receive from foreign corporations will be eligible for the reduced rates of taxation applicable to qualified dividend income.

Distributions of net capital gain, if any, designated as capital gain dividends are taxable to a stockholder as long-term capital gains, regardless of how long the stockholder has held Fund shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010.

A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a stockholder as a return of capital which is applied against and reduces the stockholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the stockholder’s basis in his or her shares, the excess will be treated by the stockholder as gain from a sale or exchange of the shares.

Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares of the Fund.

The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its stockholders who will be treated as if each received a distribution of his or her pro rata share of such gain, with the result that each stockholder will (i) be required to report his or her pro rata share of such gain on his or her tax return as long-term capital gain, (ii) receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for his or her shares by an amount equal to the deemed distribution less the tax credit.

Stockholders will be notified annually as to the U.S. Federal tax status of distributions.

38

Although the Fund may realize tax-exempt income on certain investments, it will generally be unable to pass through to its stockholders the tax-exempt nature of that income.

Sale or Exchange of Fund Shares

Upon the sale or other disposition of shares of the Fund which a stockholder holds as a capital asset, such stockholder may realize a capital gain or loss which will be long-term or short-term, depending upon the stockholder’s holding period for the shares. Generally, a stockholder’s gain or loss will be a long-term gain or loss if the shares have been held for more than one year. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% brackets) for taxable years beginning on or before December 31, 2010.

Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a stockholder on a disposition of Fund shares held by the stockholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the stockholder (or amounts designated as undistributed capital gains) with respect to such shares. The ability to deduct capital losses may be subject to other limitations under the Code.

Nature of Fund’s Investments

Certain investment practices of the Fund (or a Portfolio Fund) are subject to special and complex Federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and (vii) produce income that will not qualify as good income for purposes of the 90% annual gross income test described above. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

Investment in Non-U.S. Securities

Investment income that may be received by the Fund (or a Portfolio Fund) from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries, which entitle the Fund (or a Portfolio Fund) to a reduced rate of, or exemption from, taxes on such income.  In certain circumstances, a regulated investment company may elect to “pass through” to its stockholders the amount of foreign taxes it has paid.  If a regulated investment company so elects, each stockholder would be required to include in gross income, even though not actually received, his or her pro rata share of the foreign taxes paid by such regulated investment company, but would be treated as having paid his or her pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against U.S. Federal income tax (but not both).

39

Passive Foreign Investment Company

If the Fund (or a Portfolio Fund) purchases shares in a “passive foreign investment company” (a “PFIC”), the Fund (or such Portfolio Fund) may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund (or such Portfolio Fund) to its stockholders.  Additional charges in the nature of interest may be imposed on the Fund (or such Portfolio Fund) in respect of deferred taxes arising from such distributions or gains.  If the Fund (or a Portfolio Fund) were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code (a “QEF”), in lieu of the foregoing requirements, the Fund (or such Portfolio Fund) would be required to include in income each year a portion of the ordinary earnings and net capital gain of the QEF, even if not distributed to the Fund.  However, the Fund (or a Portfolio Fund) will be unable to make a QEF election unless certain information is received from the PFIC, and there can be no assurance the PFIC will provide such information. Alternatively, the Fund (or a Portfolio Fund) can, in certain cases, elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund (or such Portfolio Fund) would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, the Fund (or such Portfolio Fund) might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

Foreign Currency Transactions

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund (or a Portfolio Fund) accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund (or such Portfolio Fund) actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Investments in Securities of Uncertain Tax Character

The Fund (or a Portfolio Fund) may invest in preferred securities or other securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund (or such Portfolio Fund), it could affect the timing or character of income recognized by the Fund (or such Portfolio Fund), requiring the Fund (or such Portfolio Fund) to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Investment in Real Estate Investment Trusts

Under Treasury regulations that have not yet been issued, and may apply retroactively, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to U.S. Federal income tax in all events. These

40

regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to stockholders of the regulated investment company in proportion to the dividends received by such stockholders, with the same consequences as if the stockholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to stockholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. Federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. Federal income tax rate imposed on corporations. The Investment Manager does not intend on behalf of the Fund to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

Backup Withholding

The Fund may be required to withhold U.S. Federal income tax on all taxable distributions and redemption proceeds payable to stockholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate stockholders and certain other stockholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the stockholder’s U.S. Federal income tax liability.

Foreign Stockholders

U.S. taxation of a stockholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a “foreign stockholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the stockholder.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the foreign stockholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the stockholder (see “Taxation—Investment in Real Estate Investment Trusts” above)), which tax is generally withheld from such distributions. However, under the Act, a new exemption is created under which U.S. source withholding taxes are no longer imposed on dividends paid by regulated investment companies to the extent the dividends are designated as “interest-related dividends” or “short-term capital gain dividends.” Under this exemption, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to

U.S. withholding tax at the source if they had been received directly by a foreign person, and that satisfy certain other requirements. The exemption to dividends with respect to any taxable year of a regulated investment company beginning after December 31, 2007, however, will not apply.

Capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign stockholder is a nonresident alien individual and is physically present in the United States for

41

more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. withholding tax. In the case of a foreign stockholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax on distributions of net capital gain unless the foreign stockholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See “Taxation—Backup Withholding” above.

Any gain that a foreign stockholder realizes upon the sale or exchange of such stockholder’s shares of the Fund will ordinarily be exempt from U.S. tax unless in the case of a stockholder that is a nonresident alien individual, the gain is U.S. source income and such stockholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Based on the anticipated investment activities of the Fund, it is not expected that the Fund will be treated as a “United States real property holding corporation” for U.S. Federal income tax purposes.  If, contrary to expectations, the Fund were to be so treated, then notwithstanding anything to the contrary stated herein, certain Fund distributions to, and certain gains from sales or other dispositions of Fund shares by, a foreign shareholder that holds more than 5% of the stock of the Fund could be subject to U.S. Federal income and withholding taxes under special rules governing dispositions of U.S. real property interests by foreign persons.  In such event, the foreign stockholder would be required to file a U.S. Federal income tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a foreign stockholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate stockholders may also be subject to the branch profits tax imposed by the Code.

42

The tax consequences to a foreign stockholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign stockholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a stockholder recognizes a loss with respect to shares of $2 million or more for an individual stockholder or $10 million or more for a corporate stockholder in any single taxable year (or a greater loss over a combination of years), the stockholder must file with the IRS a disclosure statement on Form 8886. In addition, pursuant to the Act, significant penalties may be imposed upon the failure to comply with the tax shelter reporting rules. Direct stockholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, stockholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to stockholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Stockholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Taxation

Fund stockholders may be subject to state, local and foreign taxes on their Fund distributions. Stockholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stroock & Stroock & Lavan LLP serves as counsel to the Fund, and is located at 180 Maiden Lane, New York, New York 10038.  PricewaterhouseCoopers LLP has been appointed as independent registered public accounting firm for the Fund. The statement of assets and liabilities of the Fund as of October 16, 2006 included in this SAI has been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

43

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 16, 2006

Assets:
Cash	$101,850
Total Assets	$101,850
Liabilities:
Total Liabilities	—
Net Assets applicable to 5,250 shares of $.001 par value common stock outstanding	$101,850
Net asset value per Common Shares outstanding ($101,850 divided by 5,250 Common Shares outstanding)	$19.40

NOTES TO FINANCIAL STATEMENT

Note 1: Organization

Cohen & Steers Closed-End Opportunity Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on September 14, 2006 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified closed-end management investment company.  The Fund has been inactive since that date except for matters relating to the Fund’s establishment, designation, registration of the Fund’s shares of common stock (“Shares”) under the Securities Act of 1933, as amended, and the sale of 5,250 Shares (“Initial Shares”) for $101,850 to Cohen & Steers Capital Management, Inc. (the “Investment Manager”).  The proceeds of such Initial Shares in the Fund were held in cash.  There are 100,000,000 shares of $0.001 par value common stock authorized.

The investment objective of the Fund is total return, consisting of high current income and potential capital appreciation.  The Fund seeks to achieve its objective by investing in common stock of closed-end management investment companies selected by the Investment Manager that invest significantly in equity or income-producing securities.

The Investment Manager has agreed to pay all organization expenses (approximately $31,000) and pay all offering costs (other than the sales load but including $.00667 per Common Share partial reimbursement of expenses to the underwriters) that exceed $0.04 per Common Share. The total offering costs of the Fund are expected to be approximately $984,000 of which the Fund is expected to bear $400,000.

Note 2: Accounting Policies

The preparation of the financial statement in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 3: Investment Management Agreement

The Fund has entered into an Investment Management Agreement with the Investment Manager, pursuant to which the Investment Manager will provide general investment advisory and administrative services for the Fund.  For providing these services and facilities, the Investment Manager will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.95% of the Fund's average daily net assets.  As described in the Investment Management Agreement, the Investment Manager shall be responsible for paying all of the Fund's expenses, except as follows:  (a) fees of directors who are not affiliated persons of the Investment Manager; (b) fees and expenses of any legal counsel or other consultant retained by the directors who are not affiliated persons of the Investment Manager; (c) interest charges, taxes, brokerage fees and commissions; (d) trade organization membership dues; (e) registration fees; and (f) upon the approval of the Board of Directors, extraordinary expenses.  However, the Investment Manager has contractually agreed to reimburse the Fund so that its total annual operating expenses do not exceed 0.95% the Fund's average daily net assets.  This commitment will remain in place for the life of the Fund.

44

Note 4: Open-end Fund Conversion

The Fund's Articles of Incorporation provide that (beginning after five years from the date of the prospectus) if the Shares close on the New York Stock Exchange at an average price over a period of 75 consecutive trading days that is a 7.5% or greater discount from the average net asset value of the Shares during such period, the Fund will commence the process of calling a stockholders meeting (the “Special Meeting”) for the purpose of voting on a proposal for the Fund to convert to an open-end fund by amendment of the Fund's Articles of Incorporation (the “Open-End Proposal”).  If at the Special Meeting the Open-End Proposal is approved by stockholders, the Fund will convert from a closed-end fund to an open-end fund.

45

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Stockholder and Board of Directors of
COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.:

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Cohen & Steers Closed-End Opportunity Fund, Inc. (the “Fund”) at October 16 2006, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund’s management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

October 18, 2006

A-1

PART C

OTHER INFORMATION

Item 25.                           Financial Statements and Exhibits

1)              Financial Statements

Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 Act, as amended (the "1940 Act") are contained in Part B to this Registration Statement.

2)              Exhibits

(a)             Articles of Amendment and Restatement*

(b)            By-Laws(1)

(c)             Not Applicable

(d)            (i)    Form of specimen share certificate*

(d)            (ii)  The rights of security holders are defined in the Registrant’s Articles of Incorporation (Article FIFTH, EIGHTH and NINTH) and the Registrant’s By-Laws (Article II and Article VI).

(e)             Form of Dividend Reinvestment Plan*

(f)               Not Applicable

(g)    (i)    Form of Investment Management Agreement*

(g)    (ii)    Form of Expense Reimbursement Agreement*

(h)            Form of Purchase Agreement*

(i)                Not Applicable

(j)                Form of Custodian Agreement*

(k)             (i)    Form of Stock Transfer Agency Agreement*

(k)             (ii)    Form of Sub-Administration Agreement*

(l)                (i)    Opinion and Consent of Stroock & Stroock & Lavan LLP*

(l)                (ii)    Opinion and Consent of Venable LLP*

(m)          Not Applicable

(n)            Consent of Independent Registered Public Accounting Firm*

(o)            Not Applicable

(p)            Form of Investment Representation Letter*

(q)            Not Applicable

(r)               (i)    Code of Ethics of the Fund and the Investment Manager*

(s)             Power of Attorney(2)

(1)	Incorporated by reference to the Fund’s Registration Statement on Form N-2 filed with the Securities and Exchange Commission (the “SEC”) on September 15, 2006.
(2)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 filed with the SEC on October 24, 2006.
*	Filed herewith.

Item 26.                           Marketing Arrangements

See Exhibit 2(h).

Item 27.                           Other Expenses of Issuance and Distribution

The following table sets forth the expenses to be incurred in connection with the offer described in this Registration Statement:

SEC registration fees	$50,000
New York Stock Exchange listing fee*	$60,000
Printing and engraving expenses*	$800,000
Auditing fees and expenses*	$40,000
Legal fees and expenses*	$225,000
NASD fees*	$40,000
Miscellaneous*	$ 5,000
Total*	$1,220,000

* Estimated

Item 28.                           Persons Controlled by or under Common Control with Registrant

None.

Item 29.                           Number of Holders of Securities

Title of Class	Number of Record Holders

Common Stock, par value $.001 per share	1 as of October 16, 2006

Item 30.                           Indemnification

It is the Registrant’s policy to indemnify its directors and officers to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland as set forth in Article TENTH of Registrant’s Articles of Incorporation, and Article VIII of the Registrant’s By-Laws. The liability of the Registrant’s directors and officers is dealt with in Article TENTH of Registrant’s Articles of Incorporation. The liability of Cohen & Steers Capital Management, Inc., the Registrant’s investment manager (the “Investment Manager”), for any loss suffered by the Registrant or its shareholders is set forth in Section 5 of the Investment Management Agreement.

The Registrant has agreed to indemnify the Underwriters of the Registrant’s common stock to the extent set forth in Exhibit (h).

Insofar as indemnification for liabilities under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act (other than for expenses incurred in a successful defense) is asserted against the Registrant by the directors or officers in connection with the shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 31.                           Business and other Connections of Investment Adviser

The descriptions of the Investment Manager under the caption “Management of the Fund” in the Prospectus and in the Statement of Additional Information, constituting Parts A and B, respectively, of this registration statement are incorporated by reference herein.

The following is a list of the Directors and Officers of the Investment Manager. None of the persons listed below has had other business connections of a substantial nature during the past two fiscal years.

Name	Title
Robert H. Steers	Co-Chairman and Co-Chief Executive Officer, Director
Martin Cohen	Co-Chairman and Co-Chief Executive Officer, Director
Joseph M. Harvey	President
John J. McCombe	Executive Vice President
Adam M. Derechin	Chief Operating Officer
James S. Corl	Executive Vice President
Lawrence B. Stoller	Executive Vice President and General Counsel
Matthew S. Stadler	Executive Vice President and Chief Financial Officer
William F. Scapell	Senior Vice President
Jay J. Chen	Senior Vice President
Terrance R. Ober	Vice President
Anthony Dotro	Senior Vice President
Robert Tisler	Vice President
Norbert Berrios	Senior Vice President
John E. McLean	Vice President and Associate General Counsel
David Oakes	Senior Vice President
Thomas Bohjalian	Senior Vice President
Hoyt Peters	Vice President
Douglas R. Bond	Executive Vice President
Richard E. Helm	Senior Vice President
William J. Frischling	Senior Vice President
Robert Becker	Senior Vice President
Salvatore Rappa	Senior Vice President and Associate General Counsel
Blair Lewis	Vice President
Scott Collins	Vice President
John Cheigh	Vice President
Derek Cheung	Vice President
Sandra Morgan	Vice President
Ben Morton	Vice President
Pascal van Garderen	Vice President
Elaine Zaharis-Nikas	Vice President
Frank Zukowski	Vice President
Matthew Karcic	Vice President
Lisa Phelan	Vice President
Luis Polit	Vice President
Ted Valenti	Vice President

Cohen & Steers Capital Management, Inc. acts as Investment Manager of, in addition to the Registrant, the following registered investment companies:

Cohen & Steers Advantage Income Realty Fund, Inc.

Cohen & Steers Asia Pacific Realty Income Shares, Inc.

Cohen & Steers Dividend Majors Fund, Inc.

Cohen & Steers Dividend Value Fund, Inc.

Cohen & Steers Institutional Global Realty Shares, Inc.

Cohen & Steers Institutional Realty Shares, Inc.

Cohen & Steers International Realty Fund, Inc.

Cohen & Steers Realty Income Fund, Inc.

Cohen & Steers Premium Income Realty Fund, Inc.

Cohen & Steers Quality Income Realty Fund, Inc.

Cohen & Steers Realty Shares, Inc.

Cohen & Steers REIT and Preferred Income Fund, Inc.

Cohen & Steers REIT and Utility Income Fund, Inc.

Cohen & Steers Select Utility Fund, Inc.

Cohen & Steers Realty Focus Fund, Inc.

Cohen & Steers Total Return Realty Fund, Inc.

Cohen & Steers Utility Fund, Inc.

Cohen & Steers VIF Realty Fund, Inc.

Cohen & Steers Worldwide Realty Income Fund, Inc.

American Skandia Trust — AST Cohen & Steers Realty Portfolio

Item 32.                           Location of Accounts and Records

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant’s Sub-Administrator and Custodian, State Street Bank and Trust Company. All other records so required to be maintained will be maintained at the offices of Cohen & Steers Capital Management, Inc., 280 Park Avenue, New York, New York 10017.

Item 33.                           Management Services

Not applicable.

Item 34.                           Undertakings

(1)                                  Registrant undertakes to suspend the offering of shares until the prospectus is amended if, subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2)                                  Not applicable.

(3)                                  Not applicable.

(4)                                  Not applicable.

(5)                                  Registrant hereby undertakes that:

(a)                                  for the purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance on Rule 430A and contained in the form of prospectus filed by Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

(b)                                 for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)                                  Registrant undertakes to send by first-class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, State of New York, on the 16th day of November 2006.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Adam M. Derechin	President and Chief Executive Officer	November 16, 2006
Adam M. Derechin	(Principal Executive Officer)

/s/ James Giallanza	Treasurer (Principal Financial and	November 16, 2006
James Giallanza	Accounting Officer)

/s/ Martin Cohen	Co-Chairman and Director	November 16, 2006
Martin Cohen

/s/ Robert H. Steers	Co-Chairman and Director	November 16, 2006
Robert H. Steers

/s/ Bonnie Cohen*	Director	November 16, 2006
Bonnie Cohen

/s/ George Grossman*	Director	November 16, 2006
George Grossman

/s/ George Grossman*	Director	November 16, 2006
Richard E. Kroon

/s/ Richard J. Norman*	Director	November 16, 2006
Richard J. Norman

/s/ Frank K. Ross*	Director	November 16, 2006
Frank K. Ross

/s/ Willard H. Smith Jr.*	Director	November 16, 2006
Willard H. Smith Jr.

/s/ C. Edward Ward, Jr.*	Director	November 16, 2006
C. Edward Ward, Jr.

Index of Exhibits

(a)	Articles of Amendment and Restatement
(d)(i)	Form of Specimin Share Certificate
(e)	Form of Dividend Reinvestment Plan
(g)(i)	Form of Management Agreement
(g)(ii)	Form of Expense Reimbursement Agreement
(h)	Form of Purchase Agreement
(j)	Form of Custodian Agreement
(k)(i)	Form of Stock Transfer Agency Agreement
(k)(ii)	Form of Sub-Administration Agreement
(l)(i)	Opinion and Consent of Stroock & Stroock & Lavan LLP
(l)(ii)	Opinion and Consent of Venable LLP
(n)	Consent of Independent Registered Public Accounting Firm
(p)	Form of Investment Letter
(r)	Code of Ethics of the Fund and the Investment Manager